UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                    Investment Company Act File No. 811-21905


                 First Trust/Aberdeen Emerging Opportunity Fund
          -------------------------------------------------------------
          Exact Name of Registrant as Specified in Declaration of Trust


            120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187
 ------------------------------------------------------------------------------
 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)


                                W. Scott Jardine
                          First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                             Wheaton, Illinois 60187
  -----------------------------------------------------------------------------
  Name and Address (Number, Street, City, State, Zip Code) of Agent for Service


                                 (630) 765-8000
               --------------------------------------------------
               Registrant's Telephone Number, including Area Code


                      Date of fiscal year end: December 31
                                               -----------


             Date of reporting period: July 1, 2010 - June 30, 2011
                                       ----------------------------


Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, N.E., Washington D.C. 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.  Proxy Voting Record



-------------------------
INVESTMENT COMPANY REPORT
-------------------------

HOUSING DEVELOPMENT FINANCE CORP LTD

SECURITY       Y37246157              MEETING TYPE  Annual General Meeting
TICKER SYMBOL  HDFC                   MEETING DATE  14-Jul-2010
ISIN           INE001A01028           AGENDA        702526685 - Management

                                                                                                                     PREFERRED
                                                                                                       FOR/AGAINST   PROVIDER
ITEM PROPOSAL                                                                  TYPE            VOTE    MANAGEMENT    RECOMMENDATION

1    Receive and adopt the audited profit and loss account for the FYE         Management      For     For           None
     31 MAR 2010, the balance sheet as at that date and the reports of the Directors and the Auditors thereon

2    Declare a dividend on equity shares                                       Management      For     For           None

3    Re-appoint Mr. Keshub Mahindra as a Director, who retires by              Management      For     For           None
     rotation

4    Re-appoint Mr. D. M. Sukthankar as a Director, who retires by             Management      For     For           None
     rotation

5    Re-appoint Mr. N. M. Munjee as a Director, who retires by rotation        Management      For     For           None

6    Re-appoint Messrs Deloitte Haskins & Sells, Chartered                     Management      For     For           None
     Accountants, having Registration No. 117366W issued by the
     Institute of Chartered Accountants of India, as the Auditors of the
     Corporation, to hold office as such from the conclusion of this meeting until the conclusion of the next AGM, on a remuneration of INR 78,00,000 plus applicable service tax and reimbursement of out-of-pocket expenses incurred by them for the purpose of the audit of the Corporation's accounts at the head office, all its branch offices in India and its branch offices at London and
     Singapore; CONTD

CONT CONTD authorize the Board of Directors of the Corporation,                Non-Voting                            None
     pursuant to the provisions of Section 228(1) and other applicable provisions, if any, of the Companies Act, 1956, to appoint Messrs
     Deloitte Haskins & Sells, Chartered Accountants as Branch
     Auditors or any other person who may be qualified to act as such, in consultation with the Auditors of the Corporation and to fix their remuneration, for the purpose of the audit of any branch offices that may be opened by the Corporation outside India during the period until the conclusion of the next AGM

7    Re-appoint Messrs PKF, Chartered Accountants, having                      Management      For     For           None
     Registration No. 10 issued by the Ministry of Economy, U.A.E., pursuant to the provisions of Section 228(1) and other applicable provisions, if any, of the Companies Act, 1956, as Branch Auditors
     of the Corporation for the purpose of the audit of the accounts of the Corporation's branch office at Dubai, to hold office as such from the conclusion of this meeting until the conclusion of the next
     AGM, on such terms and conditions and on such remuneration, as may be fixed by the Board of Directors of the Corporation, depending upon the nature and scope of their work

8    Appointment of Mr. Deepak S. Parekh as a Director of the                  Management      For     For           None
     Corporation, in respect of whom the Corporation has received notices in writing along with a deposit of INR 500 each from some
     Members proposing him as a candidate for the office of Director under the provisions of Section 257 of the Companies Act, 1956, liable to retire by rotation in accordance with the provisions of the
     Companies Act, 1956

9    Approve the Members of the Corporation, pursuant to the                   Management      For     For           None
     provisions of Sections 198, 269 read with Schedule XIII, 309, 310,
     311 and other applicable provisions, if any, of the Companies Act,
     1956, including any amendment, modification, variation or re-
     enactment, to revise the range of salary payable to the Managing
     Directors of the Corporation from the existing range of INR
     4,00,000 to INR 7,00,000 per month to INR 6,00,000 to INR
     10,00,000 per month and that of the Whole-time Director of the
     Corporation in the range of INR 3,00,000 to INR 6,00,000 per month, with effect from 1 JAN 2010, with authority to the Board of
     Directors of the Corporation CONTD

CONT CONTD  hereinafter referred to as the Board which term shall be           Non-Voting                            None
     deemed to include the Compensation Committee of Directors  to determine their salary, from time to time, within the said salary range; authorize the Board to do all such acts, deeds, matters and things and execute all such agreements, documents, instruments and writings as may be required, with power to settle all
     questions, difficulties or doubts that may arise in regard to this resolution as it may in its sole discretion deem fit and to delegate all or any of its powers herein conferred to any committee of
     Directors and/or Directors and/or Officers of the Corporation, to
     give effect to this resolution

10   Approve the Members of the Corporation, pursuant to the                   Management      For     For           None
     provisions of Sections 198, 269 read with Schedule XIII, 309, 310,
     311 and other applicable provisions, if any, of the Companies Act,
     1956, including any amendment, modification, variation or re-
     enactment thereof, to the appointment of Ms. Renu Sud Karnad as the Managing Director of the Corporation for a period of 5 years with effect from 01 JAN 2010, upon the terms and
     conditions including those relating to remuneration as specified, which agreement is hereby specifically approved and sanctioned with authority to the Board of Directors of the Corporation hereinafter referred to as the Board which term shall be deemed to include the Compensation Committee of Directors  to alter and vary the terms and conditions of the said appointment and/or agreement CONTD

CONT CONTD  including authority, from time to time, to determine the           Non-Voting                            None
     amount of salary and commission as also the type and amount of perquisites, other benefits and allowances payable to Ms. Renu
     Sud Karnad , in such manner as may be agreed to between the
     Board and Ms. Renu Sud Karnad; provided however that the
     remuneration payable to Ms. Renu Sud Karnad shall not exceed the limits specified in the said agreement and the limits prescribed under Schedule XIII to the Companies Act, 1956, including any amendment, modification, variation or re-enactment thereof; in the event of any loss, absence or inadequacy of profits in any FY, during the term of office of Ms. Renu Sud Karnad, the
     remuneration payable to her by way of salary, commission,
     perquisites, CONTD

CONT CONTD other benefits and allowances shall not, without the                Non-Voting                            None
     approval of the Central Government  if required , exceed the limits prescribed under Schedule XIII and other applicable provisions of the Companies Act, 1956, or any amendment, modification,
     variation or re-enactment thereof; authorize the Board to do all such acts, deeds, matters and things and execute all such
     agreements, documents, instruments and writings as may be
     required, with power to settle all questions, difficulties or doubts that may arise in regard to the said appointment as it may in its sole discretion deem fit and to delegate all or any of its powers herein conferred to any committee of Directors and/or Directors and/or Officers of the Corporation, to give effect to this resolution

11   Appointment of Mr. V. Srinivasa Rangan as a Director of the               Management      For     For           None
     Corporation, in respect of whom the Corporation has received a notice in writing along with a deposit of INR 500 from a Member proposing him as a candidate for the office of Director under the provisions of Section 257 of the Companies Act, 1956; approve the Members of the Corporation pursuant to the provisions of
     Sections 198, 269 read with Schedule XIII, 309, 310, 311 and other applicable provisions, if any, of the Companies Act, 1956, including any amendment, modification, variation or re-enactment thereof, to the appointment of Mr. V. Srinivasa Rangan as the
     Wholetime Director of the Corporation  designated as Executive
     Director  for a period of 5 years with effect from 01 JAN 2010, upon the terms and conditions including those relating to
     remuneration CONTD


Page 1


CONT CONTD as specified, which agreement is hereby specifically                Non-Voting                            None
     approved and sanctioned with authority to the Board of Directors of the Corporation hereinafter referred to as the Board which term shall be deemed to include the Compensation Committee of
     Directors  to alter and vary the terms and conditions of the said appointment and/or agreement  including authority, from time to time, to determine the amount of salary and commission as also the type and amount of perquisites, other benefits and allowances payable to Mr. V. Srinivasa Rangan , in such manner as may be agreed to between the Board and Mr. V. Srinivasa Rangan;
     provided however that the remuneration payable to Mr. V.
     Srinivasa Rangan shall not exceed the limits specified in the said agreement and the limits prescribed under Schedule XIII to the
     Companies Act, 1956, including any amendment, modification, variation or re-enactment thereof; in the event of any loss, absence or inad

CONT CONTD during the term of office of Mr. V. Srinivasa Rangan, the           Non-Voting                            None
     remuneration payable to him by way of salary, commission,
     perquisites, other benefits and allowances shall not, without the approval of the Central Government  if required , exceed the limits prescribed under Schedule XIII and other applicable provisions of the Companies Act, 1956, or any amendment, modification,
     variation or re-enactment thereof; authorize the Board to do all such acts, deeds, matters and things and execute all such
     agreements, documents, instruments and writings as may be
     required, with power to settle all questions, difficulties or doubts that may arise in regard to the said appointment as it may in its sole discretion deem fit and to delegate all or any of its powers herein conferred to any committee of Directors and/or Directors and/or Officers of the Corporation, to give effect to this resolution

12   Approve, pursuant to the provisions of Section 94 and other               Management      For     For           None
     applicable provisions, if any, of the Companies Act, 1956, including any amendment, modification, variation or re-enactment thereof and the provisions of the Articles of Association of the
     Corporation and subject to requisite approvals, the equity shares of the Corporation having nominal face value of INR 10 per equity share be sub-divided into equity shares having nominal face value of INR 2 per equity share and the relevant Capital Clauses in the
     Memorandum and Articles of Association of the Corporation be
     accordingly altered as proposed in the resolutions as specified;
     authorize the Board of Directors of the Corporation to do all such acts, deeds, CONTD

CONT CONTD matters and things including issue of fresh share                   Non-Voting                            None
     certificates of the nominal face value of INR 2 per equity share and execute all such agreements, documents, instruments and writings as may be required in the said connection, with power to settle all questions, difficulties or doubts that may arise in regard to this resolution as it may in its sole discretion deem fit and to delegate all or any of its powers herein conferred to any
     committee of Directors and/or Directors and/or Officers of the
     Corporation, to give effect to this resolution

13   Approve, on the resolution for sub-division of the nominal face           Management      For     For           None
     value of equity shares being duly passed and becoming effective as stated in the resolution as specified, the existing Clause V of the Memorandum of Association of the Corporation be deleted and in place thereof the following new Clause V be substituted
     The Authorized Share Capital of the Corporation is INR
     325,00,00,000 consisting of 162,50,00,000 equity shares of INR 2 each

S.14 Approve, on the resolution for sub-division of the nominal face           Management      For     For           None
     value of equity shares being duly passed and becoming effective as stated in the resolution as specified and pursuant to the provisions of Section 31 and other applicable provisions, if any, of the Companies Act, 1956 and the provisions of other statutes as applicable, the existing Article 3 of the Articles of Association of the Corporation be deleted and in place thereof the following new
     Article 3 be substituted   The Authorized Share Capital of the
     Corporation is INR 325,00,00,000 consisting of 162,50,00,000 equity shares of INR 2 each

ACCOUNT                                                                     UNAVAILABLE
NUMBER                    CUSTODIAN                 BALLOT SHARES           SHARES              VOTE DATE          DATE CONFIRMED
611262629                 58P                       11500                   0                   01-Jul-2010        08-Jul-2010



HINDUSTAN UNILEVER LTD

SECURITY       Y3218E138              MEETING TYPE  Other Meeting
TICKER SYMBOL  HUVR                   MEETING DATE  20-Jul-2010
ISIN           INE030A01027           AGENDA        702537056 - Management

                                                                                                                     PREFERRED
                                                                                                       FOR/AGAINST   PROVIDER
ITEM PROPOSAL                                                                  TYPE            VOTE    MANAGEMENT    RECOMMENDATION

     PLEASE NOTE THAT THIS IS A POSTAL MEETING                                 Non-Voting                            None
     ANNOUNCEMENT. A PHYSICAL MEETING IS NOT BEING
     HELD FOR THIS COMPANY. THEREFORE, MEETING
     ATTENDANCE REQUESTS ARE NOT VALID FOR THIS
     MEETING. IF YOU WISH TO VOTE, YOU MUST RETURN
     YOUR INSTRUCTIONS BY THE INDICATED CUTOFF DATE.
     PLEASE ALSO NOTE THAT ABSTAIN IS NOT A VALID VOTE
     OPTION AT POSTAL BALLOT MEETINGS. THANK YOU.

     PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING                          Non-Voting                            None
     ID 721249 DUE TO RECEIPT OF CONSERVATIVE PAST
     RECORD DATE. ALL VOTES RECEIVED ON THE PREVIOUS
     MEETING WILL BE DISREGARDED AND YOU WILL NEED TO
     REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.

S.1  Authorize the Board of Directors [which expression shall include a        Management      For     For           None
     Committee of the Directors and Senior Managers of the Company
     constituted for this purpose], in accordance with Article 169A of the Articles of Association of the Company and pursuant to the provisions of Section 77A, 77AA, 77B and all other applicable provisions, if any, of the Companies Act, 1956 [the Act] and in
     compliance of the Securities and Exchange Board of India [Buy-
     back of Securities] Regulations, 1998, including any statutory modifications or re-enactments thereof [Buy-back Regulations]
     and subject to such other approvals, permissions and sanctions as may be necessary, for the purchase of the Company's fully paid-up Equity Shares each of a face value on INR 1 to the extent not exceeding 25% of the Company's paid-up Equity Shares
     Capital at a price not exceeding INR 280 per equity share from the
     Open Market through the Bombay Stock Exchange Limited and
     the National Stock Exchange of India Limited [Buy-back] and the total aggregate

ACCOUNT                                                                     UNAVAILABLE
NUMBER                    CUSTODIAN                 BALLOT SHARES           SHARES              VOTE DATE          DATE CONFIRMED
611262629                 58P                       59000                   0                   06-Jul-2010        14-Jul-2010


Page 2


SAMRUDDHI CEMENT LTD, BHARUCH

SECURITY       Y74717102              MEETING TYPE  Annual General Meeting
TICKER SYMBOL  SCEM                   MEETING DATE  24-Jul-2010
ISIN           INE676K01018           AGENDA        702543756 - Management

                                                                                                                     PREFERRED
                                                                                                       FOR/AGAINST   PROVIDER
ITEM PROPOSAL                                                                  TYPE            VOTE    MANAGEMENT    RECOMMENDATION

1    Receive and adopt the audited balance sheet as at 31 MAR 2010             Management      For     For           None
     and the profit and loss account for the period ended 31 MAR 2010 and the reports of the Directors and the Auditors thereon

2    Declare a dividend on equity shares for the period ended 31 MAR           Management      For     For           None
     2010

3    Re-appoint Mr. Adesh Gupta as a Director, who retires by rotation         Management      For     For           None

4    Re-appoint, pursuant to the provisions of Section 224 and other           Management      For     For           None
     applicable provisions, if any of the Companies Act, 1956, M/s.
     G.P. Kapadia & Co., Chartered Accountants, Mumbai
     Registration No.104768W  and M/s. Deloitte Haskins & Sells,
     Chartered Accountants, Mumbai  Registration No.117366W  as
     the Joint Statutory Auditors of the Company to hold office as such from the conclusion of this AGM until the conclusion of the next
     AGM of the Company, at such remuneration to each of them, plus service tax as applicable and reimbursement of actual out of pocket expenses as may be incurred in the performance of their duties, as the Audit Committee/Board of Directors may fix in this behalf

S.5  Approve, upon effectiveness of the Scheme of Arrangement                  Management      For     For           None
     between Grasim Industries Limited  Grasim  and the Company the
     Scheme, whereby the cement business of Grasim has been
     transferred to the Company pursuant to the Scheme under
     Sections 391 to 394 of the Companies Act, 1956  the Act , the
     appointment of Mr. O.P Puranmalka, a Director of the Company,
     who is deemed to be treated as Whole Director of the Company with effect from 16 FEB 2010 to 31 MAR 2010 under the
     provisions of Sections 198, 269, 309, 310 and 314 read with
     Schedule XIII and other applicable provisions, if any of the Act including any statutory modification or re-enactment thereof for the time being in force  the relevant provisions of the Articles of the
     Company and all applicable guidelines issued by the Central
     Government from time to time, on CONTD.

0    CONTD. the specified terms and conditions as specified; the               Non-Voting                            None
     remuneration payable/paid to Mr. Puranmalka as aforesaid shall be subject to the applicable provisions of Schedule XIII of the Act;
     ratify and approve all actions taken so far by the Company in or in relation to the aforesaid matters; and authorize the Board to do all such acts, deeds, matters and things as may be deemed
     necessary to give effect to the above resolution

6    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER                         Shareholder     For     Against       None
     PROPOSAL: appointment, pursuant to the provisions of Section
     257 and all other applicable provisions, if any of the Companies
     Act, 1956, of Mr. O.P Puranmalka as a Director of the Company,
     who is liable to retire by rotation

7    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER                         Shareholder     For     Against       None
     PROPOSAL: appointment, pursuant to the provisions of Section
     257 and all other applicable provisions, if any of the Companies
     Act, 1956, of Mr. Kumar Mangalam Birla as a Director of the
     Company, who is liable to retire by rotation

8    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER                         Shareholder     For     Against       None
     PROPOSAL: appointment, pursuant to the provisions of Section
     257 and all other applicable provisions, if any of the Companies
     Act, 1956, of Mr. R.C Bhargava as a Director of the Company,
     who is liable to retire by rotation

9    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER                         Shareholder     For     Against       None
     PROPOSAL: appointment, pursuant to the provisions of Section
     257 and all other applicable provisions, if any of the Companies
     Act, 1956, of Mr. G.M Dave as a Director of the Company, who is
     liable to retire by rotation

10   PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER                         Shareholder     For     Against       None
     PROPOSAL: appointment, pursuant to the provisions of Section
     257 and all other applicable provisions, if any of the Companies
     Act, 1956, of Mr. N.J Jhaveri as a Director of the Company, who is
     liable to retire by rotation

11   PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER                         Shareholder     For     Against       None
     PROPOSAL: appointment, pursuant to the provisions of Section
     257 and all other applicable provisions, if any of the Companies
     Act, 1956, of Mr. S.B Mathur as a Director of the Company, who is
     liable to retire by rotation

ACCOUNT                                                                     UNAVAILABLE
NUMBER                    CUSTODIAN                 BALLOT SHARES           SHARES              VOTE DATE          DATE CONFIRMED
61126                     58P                       13000                   0                  Jul-2010        16-Jul-2010



HINDULEVER LTD

SECURITY       Y3218E138              MEETING TYPE  Annual General Meeting
TICKER         HUVR                   MEETING DATE  27-Jul-2010
ISIN           INE030A01027           AGENDA        702541435 - Management

                                                                                                                     PREFERRED
                                                                                                       FOR/AGAINST   PROVIDER
ITEM PROPOSAL                                                                  TYPE            VOTE    MANAGEMENT    RECOMMENDATION

1.   Receive and adopt the audited profit and loss account for the FYE         Management      For     For           None
     31 MAR 2010, the balance sheet as at that date and the reports of the Directors and Auditors thereon

2.   Approve to confirm the payment of interim dividend and to declare         Management      For     For           None
     a final dividend on equity shares for the FYE 31 MAR 2010

3.   Election and appointment of the Directors in place of the Directors       Management      For     For           None
     retiring by rotation

4.   Appointment of M/S. Lovelock & Lewes, Chartered Accountants,              Management      For     For           None
     Mumbai as the Statutory Auditors of the Company, to hold office from the conclusion of this AGM until the conclusion of next AGM and approve to fix their remuneration for the FYE 31 MAR 2011

5.   Appointment of Mr. Pradeep Banerjee as a Director of the                  Management      For     For           None
     Company, pursuant to the provision of section 257 and other applicable provisions, if any, of the Companies Act, 1956, who is liable to retire by rotation in terms of the provisions of the Articles of Association of the Company

6.   Appointment of Mr. Pradeep Banerjee as the Wholetime Director             Management      For     For           None
     of the Company, pursuant to the provisions of Sections 198, 269,
     309 and other applicable provisions, if any, of the Companies Act,
     1956 read with schedule XIII to the act, as amended, who is liable to retire by rotation in terms of the provisions of the Articles of
     Association of the Company; approve that the remuneration of Mr.
     Pradeep Banerjee in his capacity as a Wholetime Director be fixed by the Board or a duly constituted Committee thereof and
     thereafter be revised from time to time, within the limits as approved by the members by way of a Special Resolution adopted at their meeting held on 04 APR 2008

S.7  Authorize the Company, pursuant to the provisions of Section 309          Management      For     For           None
     and other applicable provisions, if any, of the Companies Act,
     1956 and Article 114 of the Articles of Association of the
     Company, to pay to its Directors [other than the Managing Director and Wholetime Directors of the Company], for a period of 5 years commencing from 01 JAN 2011, such sum by way of Commission as the Board may from time to time determine, not exceeding 1%
     or such percentage of the Net Profits of the Company in any FY as may be specified by the Companies Act, 1956 from time to time and computed in the manner provided in Section 198(1) of the
     Companies Act, 1956 or INR 90 lakhs in aggregate whichever is lower

ACCOUNT                                                                     UNAVAILABLE
NUMBER                    CUSTODIAN                 BALLOT SHARES           SHARES              VOTE DATE          DATE CONFIRMED
611262629                 58P                       59000                   0                   13-Jul-2010        19-Jul-2010


Page 3


GRASIM INDS LTD

SECURITY       Y28523135              MEETING TYPE  Annual General Meeting
TICKER SYMBOL  GRASIM                 MEETING DATE  20-Aug-2010
ISIN           INE047A01013           AGENDA        702564421 - Management

                                                                                                                     PREFERRED
                                                                                                       FOR/AGAINST   PROVIDER
ITEM PROPOSAL                                                                  TYPE            VOTE    MANAGEMENT    RECOMMENDATION

     PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING                          Non-Voting                            None
     ID 728883 DUE TO CHANGE IN VOTING STATUS. ALL VOTES
     RECEIVED ON THE PREVIOUS MEETING WILL BE
     DISREGARDED AND YOU WILL NEED TO REINSTRUCT ON
     THIS MEETING NOTICE. THANK YOU.

1    Receive and adopt the audited Balance Sheet as at 31 MAR 2010             Management      For     For           None
     and the Profit and Loss Account for the YE 31 MAR 2010 and the
     Reports of the Directors and the Auditors of the Company

2    Declare a dividend on Equity Shares for the YE 31 MAR 2010                Management      For     For           None

3    Re-appoint Mr. B.V. Bhargava as a Director, who retires from              Management      For     For           None
     office by rotation

4    Re-appoint Mr. Kumar Mangalam Birla as a Director, who retires            Management      For     For           None
     from office by rotation

5    PLEASE NOTE THAT THIS IS A SHAREHOLDERS                                   Management      For     For           None
     RESOLUTION BUT THE MANAGEMENT BOARD OF THE
     COMPANY RECOMMENDS THAT THE SHAREHOLDERS VOTE
     "FOR" THIS RESOLUTION: Re-appoint Mr. S.G. Subrahmanyan
     as a Director, who retires from office by rotation and accordingly resolved that the resultant vacancy on the Board be filled by the appointment of Dr. Thomas M. Connelly, who is appointed as a
     Director liable to retire by rotation, the Company already having received a notice in writing along with a deposit of INR 500 under
     Section 257 of the Companies Act, 1956 from a member signifying his intention to propose Dr. Thomas M. Connelly as a candidate for the office of Director on the Board of the Company liable to retire by rotation

6.A  Re-appoint Messrs. G.P. Kapadia & Co., Chartered Accountants,             Management      For     For           None
     Mumbai [Registration No. 104768W] and Messrs. Deloitte Haskins
     & Sells, Chartered Accountants, Mumbai, [Registration No.
     117366W] the retiring Joint Statutory Auditors of the Company, pursuant to the provisions of Section 224 and other applicable provisions, if any, of the Companies Act, 1956, to hold office as such from the conclusion of this AGM until the conclusion of the next AGM of the Company, at such remuneration to each of them, plus service tax as applicable and reimbursement of actual out of pocket expenses as may be incurred in the performance of their duties, as the Audit Committee / Board of Directors may fix in this behalf

6.B  Re-appoint Messrs. Vidyarthi & Sons, Chartered Accountants,               Management      For     For           None
     Lashkar, Gwalior [Registration No. 000112C] as Branch Auditors
     of the Company, pursuant to the provisions of Section 228 and other applicable provisions, if any, of the Companies Act, 1956, to audit the Accounts in respect of the Company's Vikram Woollens
     Division, at Lashkar to hold office from the conclusion of this AGM until the conclusion of the next AGM of the Company, at such remuneration, plus service tax as applicable and reimbursement of actual out of pocket expenses as may be incurred in the performance of their duties, as the Audit Committee/ Board of
     Directors may fix in this behalf

S.7  Approve, in terms of Article 169 of the Articles of Association of        Management      For     For           None
     the Company and pursuant to the provisions of Sections 198, 269,
     309, 311 and 314, read with Schedule XIII and all other applicable provisions, if any, of the Companies Act, 1956 [the said Act] and all guidelines for managerial remuneration issued by the Central
     Government from time to time, consent of the Company be
     accorded to the continuance of Mr. Shailendra K. Jain as a Whole
     Time Director of the Company as per reappointment, subject to the approval of the Shareholders, made by the Board for the period 01 DEC 2009 to 31 MAR 2010, on the remuneration as
     specified

S.8  PLEASE NOTE THAT THIS IS A SHAREHOLDERS                                   Management      For     For           None
     RESOLUTION BUT THE MANAGEMENT BOARD OF THE
     COMPANY RECOMMENDS THAT THE SHAREHOLDERS VOTE
     "FOR" THIS RESOLUTION: Appointment of Mr. Shailendra K.
     Jain as a Director of the Company, pursuant to the provisions of
     Section 257 and all other applicable provisions, if any, of the
     Companies Act, 1956, liable to retire by rotation

S.9  Appointment of, in terms of Article 169 of the Articles of                Management      For     For           None
     Association of the Company and pursuant to the provisions of
     Sections 198, 269, 309, 311 and 314, read with Schedule XIII and all other applicable provisions, if any, of the Companies Act, 1956
     [the said Act] and all guidelines for managerial remuneration issued by the Central Government from time to time, Mr. Adesh
     Gupta as a Whole Time Director of the Company for the period and upon on the following terms and conditions including
     remuneration with further liberty to the Board [which term shall include any Committee, if any, constituted or to be constituted by the Board] from time to time to alter the said terms and conditions of appointment and remuneration of Mr. Gupta in the best
     interests of the Company and as may be permissible at law, as specified

S.10 Appointment of, in terms of Article 169 of the Articles of                Management      For     For           None
     Association of the Company and pursuant to the provisions of
     Sections 198, 269, 309, 311 and 314, read with Schedule XIII and all other applicable provisions, if any, of the Companies Act, 1956
     [the said Act] and all guidelines for managerial remuneration issued by the Central Government from time to time, Mr. K.K.
     Maheshwari as a Whole Time Director of the Company for the
     period and upon the terms as to remuneration and perquisites as set out below with liberty to the Board [which term shall include any Committee constituted or to be constituted by the Board ] from time to time to alter the said terms in such manner as may be agreed to between the Board and Mr. Maheshwari and as may be permissible at Law, as specified

ACCOUNT                                                                     UNAVAILABLE
NUMBER                    CUSTODIAN                 BALLOT SHARES           SHARES              VOTE DATE          DATE CONFIRMED
611262629                 58P                       13000                   0                   06-Aug-2010        12-Aug-2010


Page 4


BHARTI AIRTEL LIMITED

SECURITY       ADPV13369              MEETING TYPE  Annual General Meeting
TICKER SYMBOL  BHARTI                 MEETING DATE  01-Sep-2010
ISIN           INE397D01024           AGENDA        702565714 - Management

                                                                                                                     PREFERRED
                                                                                                       FOR/AGAINST   PROVIDER
ITEM PROPOSAL                                                                  TYPE            VOTE    MANAGEMENT    RECOMMENDATION

1    Receive, consider and adopt the audited balance sheet of the              Management      For     For           None
     Company as at 31 MAR 2010, the profit & loss account and the cash flow statement for the YE on that date and the reports of the
     Board of Directors and the Auditors thereon

2    Declare dividend on equity shares                                         Management      For     For           None

3    Re-appoint Mr. Pulak Chandan Prasad as a Director, who retires            Management      For     For           None
     by rotation

4    Re-appoint Ms. Chua Sock Koong as a Director, who retires by              Management      For     For           None
     rotation

5    Re-appoint Mr. Rajan Bharti Mittal as a Director, who retires by          Management      For     For           None
     rotation

6    Re-appoint Mr. Rakesh Bharti Mittal as a Director, who retires by         Management      For     For           None
     rotation

7    Appointment of M/s. S. R. Batliboi & Associates, Chartered                Management      For     For           None
     Accountants, Gurgaon, as the Statutory Auditors of the Company
     to hold office from the conclusion of this AGM until the conclusion of the next AGM and to authorize the Board / Audit Committee to fix their remuneration

S.8  Authorize the Directors of the Company, pursuant to the                   Management      For     For           None
     provisions of Section 314 and other applicable provisions, if any, of the Companies Act, 1956 or any other law for the time being in force, for appointment of Mr. Shravin Mittal, son of Mr. Sunil Bharti
     Mittal, Chairman and Managing Director of the Company, to hold office as an employee with M/s. Bharti Airtel International
     Netherlands  B.V., Netherlands,  a wholly owned Subsidiary
     Company of Bharti Airtel Limited, hereinafter referred to as  BAIN or any of its step down Subsidiary Company, at any time on or after 28 APR 2010, at such remuneration and on such other terms and conditions, as may be decided by the respective employer
     Company, provided however that the aggregate amount of
     remuneration CONTD.

CONT CONTD.  inclusive of salary, allowances, perquisites, incentives,         Non-Voting                            None
     bonuses, retirement benefits, facilities, social securities etc.  shall not exceed Euros 250,000 per annum or equivalent amount in any other currency; in addition to the above remuneration, Mr. Shravin
     Mittal would also be eligible for grant of stock options as per the terms of the respective Stock Option Scheme for the time being in force; authorize the Board of Directors of the Company  which expression shall also include a duly constituted Committee thereof to do all such acts, deeds and things as may be required to give effect to the above resolution

S.9  Approve, pursuant to the provisions of Section 198, 309, 310 and          Management      For     For           None
     other applicable provisions, if any, of the Companies Act, 1956 and any other law for the time being in force, and in accordance with provisions of Articles of Association of the Company, for payment of commission to its Non-executive Directors not
     exceeding 1% of the net profits of the Company, calculated in accordance with the provisions of Section 349 and 350 and other applicable provisions, if any, of the Companies Act 1956 for each
     FY, effective from the FY 2010-11 in such manner as the Board of
     Directors in its absolute discretion may decide from time to time;
     authorize the Board of Directors of the Company  which
     expression shall also include a duly CONTD.

CONT CONTD.constituted Committee thereof  to do all such acts, deeds           Non-Voting                            None
     and things as may be required to give effect to the above
     resolution

     PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO                              Non-Voting                            None
     VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
     THANK YOU.

     PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT                        Non-Voting                            None
     OF VOTING OPTION COMMENT. IF YOU HAVE ALREADY
     SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
     PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
     ORIGINAL INSTRUCTIONS. THANK YOU.

ACCOUNT                                                                     UNAVAILABLE
NUMBER                    CUSTODIAN                 BALLOT SHARES           SHARES              VOTE DATE          DATE CONFIRMED
611262629                 58P                       32000                   0                   19-Aug-2010        24-Aug-2010



HERO HONDA MOTORS LTD

SECURITY       Y3179Z146              MEETING TYPE  Annual General Meeting
TICKER SYMBOL  HH                     MEETING DATE  20-Sep-2010
ISIN           INE158A01026           AGENDA        702580920 - Management

                                                                                                                     PREFERRED
                                                                                                       FOR/AGAINST   PROVIDER
ITEM PROPOSAL                                                                  TYPE            VOTE    MANAGEMENT    RECOMMENDATION

CMMT PLEASE NOTE THAT RESOLUTIONS 8, 9 AND 10 ARE                              Non-Voting                            None
     SHAREHOLDERS' RESOLUTIONS BUT THE MANAGEMENT
     BOARD OF THE COMPANY RECOMMENDS THAT THE
     SHAREHOLDERS VOTE "FOR" THESE RESOLUTIONS.

1    Receive and adopt the audited balance sheet of the Company as             Management      For     For           None
     at 31 MAR 2010 and the profit and loss account for the YE on that date, together with the reports of the Directors and Auditors thereon

2    Approve to confirm the interim Silver Jubilee Special Dividend of         Management      For     For           None
     INR 80 per equity share on 19,96,87,500 equity shares of INR 2 each and declare a final dividend of INR 30 per equity share on
     19,96,87,500 equity shares of INR 2 each for the FY 2009-10

3    Re-appoint Mr. Analjit Singh as a Director, who retires by rotation       Management      Abstain Against       None

4    Re-appoint Dr. Pritam Singh as a Director, who retires by rotation        Management      For     For           None

5    Re-appoint Mr. Sumihisa Fukuda as a Director, who retires by              Management      For     For           None
     rotation

6    Re-appoint Mr. M. Damodaran as a Director, who retires by                 Management      For     For           None
     rotation

7    Appointment of M/s. A. F. Ferguson & Co., Chartered                       Management      For     For           None
     Accountants, New Delhi, as the Auditors of the Company from the conclusion of this meeting until the conclusion of the next AGM and approve to fix their remuneration

8    Appointment of Mr. Ravi Nath as a Director of the Company Act             Management      For     For           None
     and the period of his office shall be liable to determination by retirement of Directors by rotation

9    Appointment of Dr. Anand C. Burman as a Director of the                   Management      For     For           None
     Company the period of his office shall be liable to determination by retirement of Directors by rotation

10   Appointment of Mr. Suman Kant Munjal as a Director of Company             Management      For     For           None
     and the period of his office shall be liable to determination by retirement of Directors by rotation

S.11 Approve, pursuant to the provisions of Section 163 of the                 Management      For     For           None
     Companies Act, 1956, that the Register of Members and Index of
     Members of the Company and copies of certificates and
     documents required to be annexed thereto be kept at the Delhi office of M/s. Karvy Computershare Private Limited, the Registrar
     and Share Transfer Agents of the Company at 105-108 Arunachal
     Building, 19, Barakhamba Road, New Delhi-110001

ACCOUNT                                                                     UNAVAILABLE
NUMBER                    CUSTODIAN                 BALLOT SHARES           SHARES              VOTE DATE          DATE CONFIRMED
611262629                 58P                       29000                   0                   07-Sep-2010        10-Sep-2010


Page 5


GRUPO FINANCIERO BANORTE S A B DE C V

SECURITY       P49501201              MEETING TYPE  Ordinary General Meeting
TICKER SYMBOL  GBOOF                  MEETING DATE  04-Oct-2010
ISIN           MXP370711014           AGENDA        702617082 - Management

                                                                                                                     PREFERRED
                                                                                                       FOR/AGAINST   PROVIDER
ITEM PROPOSAL                                                                  TYPE            VOTE    MANAGEMENT    RECOMMENDATION

I    Approve the changes in the Membership of the Board of Directors           Management      For     For           None

II   Approve to pay cash dividend in the amount of MXN 0.17 per                Management      For     For           None
     share

III  Receive the report from the outside Auditor regarding the fiscal          Management      For     For           None
     situation of the Company

IV   Approve the designation of a special delegate or delegates to             Management      For     For           None
     formalize and carry out, if relevant, the resolutions passed by the general meeting

V    Approve the preparation, reading and the general meeting                  Management      For     For           None
     minutes

ACCOUNT                                                                     UNAVAILABLE
NUMBER                    CUSTODIAN                 BALLOT SHARES           SHARES              VOTE DATE          DATE CONFIRMED
611262629                 58P                       352000                  0                   23-Sep-2010        24-Sep-2010



HANG LUNG GROUP LTD

SECURITY       Y30148111              MEETING TYPE  Annual General Meeting
TICKER SYMBOL  HLU                    MEETING DATE  20-Oct-2010
ISIN           HK0010000088           AGENDA        702628871 - Management

                                                                                                                     PREFERRED
                                                                                                       FOR/AGAINST   PROVIDER
ITEM PROPOSAL                                                                  TYPE            VOTE    MANAGEMENT    RECOMMENDATION

     PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING                          Non-Voting                            None
     ID 730795 DUE TO ADDITION OF RESOLUTION. ALL VOTES
     RECEIVED ON THE PREVIOUS MEETING WILL BE
     DISREGARDED AND YOU WILL NEED TO REINSTRUCT ON
     THIS MEETING NOTICE. THANK YOU.

     PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE                           Non-Voting                            None
     OF "ABSTAIN" WILL BE TREATED THE SAME AS A "TAKE NO
     ACTION" VOTE.

     PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE                          Non-Voting                            None
     BY CLICKING ON THE URL LINK:
     http://www.hkexnews.hk/listedco/listconews/sehk/20100916/LTN2
     0100916296.pdf

1.   To receive the audited financial statements and reports of the            Management      For     For           None
     Directors and Auditors for the Year ended 30 JUN 2010

2.   To declare a final dividend                                               Management      For     For           None

3.a  To re-elect Dr. Hon Kwan Cheng as a Director                              Management      For     For           None

3.b  To re-elect Mr. Simon Sik On Ip as a Director                             Management      For     For           None

3.c  To re-elect Mr. Philip Nan Lok Chen as a Director                         Management      For     For           None

3.d  To re-elect Mr. William Pak Yau Ko as a Director                          Management      For     For           None

3.e  To re-elect Mr. Hau Cheong Ho as a Director                               Management      For     For           None

3.f  To authorize the Board of Directors to fix Directors' fees                Management      For     For           None

4.   To re-appoint KPMG as Auditors of the Company and authorize               Management      For     For           None
     the Directors to fix Auditors' remuneration

5.   To give general mandate to Directors to purchase the Company's            Management      For     For           None
     shares

6.   To give general mandate to Directors to issue additional shares           Management      Against Against       None

7.   To approve the addition of repurchased shares to be included              Management      Against Against       None
     under the general mandate in resolution No. 6

ACCOUNT                                                                     UNAVAILABLE
NUMBER                    CUSTODIAN                 BALLOT SHARES           SHARES              VOTE DATE          DATE CONFIRMED
611262629                 58P                       200000                  0                   06-Oct-2010        15-Oct-2010



TRUWORTHS INTERNATIONAL LTD

SECURITY       S8793H130              MEETING TYPE  Annual General Meeting
TICKER SYMBOL  TRU                    MEETING DATE  04-Nov-2010
ISIN           ZAE000028296           AGENDA        702627881 - Management

                                                                                                                     PREFERRED
                                                                                                       FOR/AGAINST   PROVIDER
ITEM PROPOSAL                                                                  TYPE            VOTE    MANAGEMENT    RECOMMENDATION

1    To receive and adopt the annual financial statements                      Management      For     For           None

2.1  To re-elect H. Saven as a Director                                        Management      For     For           None

2.2  To re-elect M. A. Thompson as a Director                                  Management      For     For           None

2.3  To re-elect S.M. Ngebulana as a Director                                  Management      For     For           None

3    To give the Directors limited and general authority over the              Management      For     For           None
     unissued shares

4    To give a limited and conditional general mandate for the                 Management      For     For           None
     Company to acquire shares

5    To re-elect Ernst and Young Inc as the Auditors                           Management      For     For           None

6.1  To approve the proposed fees of the Non Executive Chairman                Management      For     For           None

6.2  To approve the proposed fees of the Non Executive Directors               Management      For     For           None

6.3  To approve the proposed fees of the Audit Committee Chairman              Management      For     For           None

6.4  To approve the proposed fees of the Audit Committee Members               Management      For     For           None

6.5  To approve the proposed fees of the Remuneration Committee                Management      For     For           None
     Chairman

6.6  To approve the proposed fees of the Remuneration Committee                Management      For     For           None
     Members

6.7  To approve the proposed fees of the Risk Committee Members                Management      For     For           None

6.8  To approve the proposed fees of the Non Executive Committee               Management      For     For           None
     Chairman

6.9  To approve the proposed fees of the Non Executive Committee               Management      For     For           None
     Members

7.1  Appointment of M. A. Thompson to the Audit Committee                      Management      For     For           None

7.2  Appointment of R. G. Dow to the Audit Committee                           Management      For     For           None

7.3  Appointment of H. Saven to the Audit Committee                            Management      For     For           None

8.1  The maximum number of shares that may be utilised for the                 Management      For     For           None
     purpose of the scheme

8.2  The maximum number of scheme shares that any one participant              Management      For     For           None
     may hold at any time

ACCOUNT                                                                     UNAVAILABLE
NUMBER                    CUSTODIAN                 BALLOT SHARES           SHARES              VOTE DATE          DATE CONFIRMED
611262629                 58P                       142729                  0                   27-Oct-2010        01-Nov-2010


Page 6


MASSMART HOLDINGS LTD

SECURITY       S4799N114              MEETING TYPE  Annual General Meeting
TICKER SYMBOL  MSM                    MEETING DATE  24-Nov-2010
ISIN           ZAE000029534           AGENDA        702696862 - Management

                                                                                                                     PREFERRED
                                                                                                       FOR/AGAINST   PROVIDER
ITEM PROPOSAL                                                                  TYPE            VOTE    MANAGEMENT    RECOMMENDATION

1.O.1 Resolved that the annual financial statements of the Company              Management     For     For           None
      and the Group for the year ended 27TH June 2010, circulated together with this notice, be and are hereby adopted

2.O.2 Resolved that Mr. KD Dlamini, who retires by rotation and has             Management     For     For           None
      offered himself for re-election, be and is hereby re-elected to the
      Board of Directors of the Company

3.O.3 Resolved that Dr NN Gwagwa, who retires by rotation and has               Management     For     For           None
      offered herself for re-election, be and is hereby re-elected to the
      Board of Directors of the Company

4.O.4 Resolved that Mr. MJ Lamberti, who retires by rotation and has            Management     For     For           None
      offered himself for re-election, be and is hereby re-elected to the
      Board of Directors of the Company

5.O.5 Resolved that Ms P Langeni, who retires by rotation and has               Management     For     For           None
      offered herself for re-election, be and is hereby re-elected to the
      Board of Directors of the Company

6.O.6 Resolved that Mr. IN Matthews, who retires by rotation and has            Management     For     For           None
      offered himself for re-election, be and is hereby re-elected to the
      Board of Directors of the Company

7.O.7 Resolved that the Non-Executive Directors' annual remuneration            Management     For     For           None
      for the 2011 financial year, be approved

8.O.8 Resolved that Deloitte & Touche (with Mr. Andre Dennis as the             Management     For     For           None
      Audit Partner) be and are hereby re-elected as the Company's
      Auditors for the ensuing financial year, as approved by the
      Massmart Audit Committee and recommended to   shareholders

9.O.9 Resolved that the appointments of the following as Members of             Management     For     For           None
      the Audit Committee be and are hereby ratified and confirmed: IN
      Matthews, CS Seabrooke, P Maw and P Langeni

10O10 Resolved that all the ordinary shares in the authorised but               Management     For     For           None
      unissued share capital of the Company be and are hereby placed under the control of the Directors in terms of Section 221 (2) of the
      Companies Act, No.61 of 1973, as amended (the Act), who shall be authorised to allot and issue such shares to such person or persons on such terms and conditions as they may deem fit but not exceeding 5 percent of the number of ordinary shares already in issue. Such allotment will be in accordance with the Act and the
      JSE Limited (JSE) Listings Requirements (JSE Listings
      Requirements)

11O11 Resolved that, subject to the JSE Listings Requirements, the              Management     For     For           None
      Directors be and are hereby authorised to issue the ordinary shares in the authorised but unissued share capital of the
      Company for cash to such person or persons on such terms and conditions as they may deem fit, subject to the following: the issues in the aggregate in any one financial year shall not exceed
      5 percent of the number of shares already in issue and the authority hereby granted will be valid until the Company's next annual general meeting, provided that it will not extend to beyond
      15 months

12O12 Resolved that, in terms of Schedule 14 of the JSE Listings                Management     For     For           None
      Requirements and in accordance with Section 222 of the Act, where applicable, the Company hereby amends the rules of the
      Massmart Holdings Limited Employee Share Scheme (first
      adopted by the Company at a General Meeting held on 12th June
      2000) incorporated in the Massmart Holdings Limited Employee
      Share Trust (the Trust) by the substitution in their entirety of the existing terms of the Trust with the amended and restated terms of the Trust . The amended and restated terms of the Trust will be tabled at this annual general meeting and initialed by the
      Chairman for identification, the salient terms and conditions of which are as set out in the Notice of Amendment to the Massmart
      Holdings Limited Employee Share Scheme

13S.1 Resolved that, the Company and/or its subsidiaries be and are             Management     For     For           None
      hereby authorised in terms of Sections 85(2) and 85(3) of the
      Companies Act, No. 61 of 1973, as amended (the Act), and the
      JSE Limited (JSE) Listings Requirements,(JSE Listings
      Requirements), from time to time to acquire the ordinary and/or preference shares in the issued share capital of the Company from such shareholder(s), at such price, in such manner and subject to such terms and conditions as the directors may deem fit, but subject to the Articles of Association of the Company, the
      Act and the JSE Listings Requirements, and provided that the authority hereby granted will be valid until the Company's next annual general meeting, provided that it will not extend to beyond
      15 months from the date of registration of this special resolution and acquisitions in the aggregate in any one financial year shall not exceed 15 percent of that class of the Company's issued share cap

14S.2 Resolved that, Article 43.1.7 of the Articles of Association of the       Management     For     For           None
      Company be and is hereby amended by the replacement of the words Black Management Trust with Black Scarce Skills Trust

15S.3 Resolved that Article 43.2.12 of the Articles of Association of the       Management     For     For           None
      Company be and is hereby deleted in its entirety and replaced with the following, A B Preference Share shall, unless it is converted into an ordinary share in the Company pursuant to the provisions of Article 43.2.9, be automatically redeemed at an amount equal to its par value on the date that is the 7th (seventh)
      anniversary of the date on which that B Preference Share was allocated to a Beneficiary in terms of the Management Trust, or if that B Preference Share has not been allocated in terms of the
      Management Trust, on 30th September 2016 or such later date as the Board of Directors of the Company may determine

      PLEASE NOTE THAT THIS IS A REVISION DUE TO ADDITION                       Non-Voting                           None
      OF TEXT IN RESOLUTION 8. IF YOU HAVE ALREADY SENT
      IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
      FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
      INSTRUCTIONS. THANK YOU.

ACCOUNT                                                                     UNAVAILABLE
NUMBER                    CUSTODIAN                 BALLOT SHARES           SHARES              VOTE DATE          DATE CONFIRMED
611262629                 58P                       89000                   0                   16-Nov-2010        18-Nov-2010



MASSMART HOLDINGS LTD

SECURITY       S4799N114              MEETING TYPE  Ordinary General Meeting
TICKER SYMBOL  MSM                    MEETING DATE  17-Jan-2011
ISIN           ZAE000029534           AGENDA        702729091 - Management

                                                                                                                     PREFERRED
                                                                                                       FOR/AGAINST   PROVIDER
ITEM PROPOSAL                                                                  TYPE            VOTE    MANAGEMENT    RECOMMENDATION

1    Resolved that the requirement contained in Rule 8 of SRP Code,            Management      For     For           None
     that following the implementation of the Scheme, Walmart is obligated to make a mandatory offer to all Massmart ordinary shareholders, be and is hereby expressly waived

2    Resolved that in terms of Schedule 14 of the Listings                     Management      For     For           None
     Requirements of the JSE Limited (JSE) and subject to the
     approval of the JSE, and in accordance with s222 of the
     Companies Act No. 61 of 1973, as amended, where applicable, that the rules of the Massmart Holdings Limited Employee Share
     Scheme (first adopted by the Company at an annual general
     meeting held on 20000612) as amended most recently at the
     annual general meeting on 20101124 and incorporated in the
     Massmart Holdings Limited Employee Share Trust (the Trust) be
     amended, by the insertion of a new clause 40 into the Trust

ACCOUNT                                                                     UNAVAILABLE
NUMBER                    CUSTODIAN                 BALLOT SHARES           SHARES              VOTE DATE          DATE CONFIRMED
611262629                 58P                       89000                   0                   30-Dec-2010        12-Jan-2011


Page 7


MASSMART HOLDINGS LTD

SECURITY       S4799N114              MEETING TYPE  Scheme Meeting
TICKER SYMBOL  MSM                    MEETING DATE  17-Jan-2011
ISIN           ZAE000029534           AGENDA        702729320 - Management

                                                                                                                     PREFERRED
                                                                                                       FOR/AGAINST   PROVIDER
ITEM PROPOSAL                                                                  TYPE            VOTE    MANAGEMENT    RECOMMENDATION

1    To consider the scheme in terms of which Walmart will acquire 51          Management      For     For           None
     (fifty one) Massmart ordinary shares from each Massmart ordinary shareholder (other than the excluded shareholders) for every 100
     (one hundred) Massmart ordinary shares held for the scheme consideration of ZAR 148.00 (one hundred and forty eight Rand)
     per Massmart ordinary share which is payable on the operative date of the scheme, which date is expected to be on Monday,
     20110221

     PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE                         Non-Voting                            None
     IN MEETING TYPE. IF YOU HAVE ALREADY SENT IN YOUR
     VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
     UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
     INSTRUCTIONS. THANK YOU.

ACCOUNT                                                                     UNAVAILABLE
NUMBER                    CUSTODIAN                 BALLOT SHARES           SHARES              VOTE DATE          DATE CONFIRMED
611262629                 58P                       89000                   0                   30-Dec-2010        12-Jan-2011



BUSAN BANK, PUSAN

SECURITY       Y0534Y103              MEETING TYPE  ExtraOrdinary General Meeting
TICKER SYMBOL  PUSAN                  MEETING DATE  18-Jan-2011
ISIN           KR7005280003           AGENDA        702734559 - Management

                                                                                                                     PREFERRED
                                                                                                       FOR/AGAINST   PROVIDER
ITEM PROPOSAL                                                                  TYPE            VOTE    MANAGEMENT    RECOMMENDATION

CMMT IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"                        Non-Voting                            None
     IS DETERMINED TO BE ACCEPTABLE OR NOT IN
     ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
     REGULATIONS. PLEASE CONTACT YOUR CLIENT SERVICE
     REPRESENTATIVE TO SEE IF THE RECIPIENT OF YOUR
     VOTING INSTRUCTIONS WILL TREAT "ABSTAIN" AS A VALID
     VOTE OPTION

1    Approval of stock swap for establishment of financial holding             Management      For     For           None
     company

2    Approval of amendment to the stock option conditions                      Management      For     For           None

ACCOUNT                                                                     UNAVAILABLE
NUMBER                    CUSTODIAN                 BALLOT SHARES           SHARES              VOTE DATE          DATE CONFIRMED
611262629                 58P                       27008                   0                   05-Jan-2011        06-Jan-2011



ULTRAPAR PARTICIPACOES S A

SECURITY       P94396101              MEETING TYPE  Special General Meeting
TICKER SYMBOL  UGP                    MEETING DATE  10-Feb-2011
ISIN           BRUGPAACNPR5           AGENDA        702773765 - Management

                                                                                                                     PREFERRED
                                                                                                       FOR/AGAINST   PROVIDER
ITEM PROPOSAL                                                                  TYPE            VOTE    MANAGEMENT    RECOMMENDATION

CMMT PLEASE NOTE THAT THESE SHARES HAVE NO VOTING                              Non-Voting                            None
     RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
     PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
     BY CONTACTING YOUR CLIENT REPRESENTATIVE. THANK
     YOU.

1    Ratification, in accordance with the terms of Article 256, section 1      Non-Voting                            None
     of the Brazilian Corporate Law, of the acquisition by Sociedade
     Brasileira de Participacoes Ltda., subsidiary of the Company, of the total number of quotas issued by Chevron Brasil Ltda. and of
     shares issued by Sociedade Anonima de   Oleo Galena Signal,
     according to the Material Notice released on August 14th, 2008

2    Stock split of the shares issued by the Company, at a ratio of one        Non-Voting                            None
     existing share to four shares of the same class and type, with the consequent amendment to the caput of Article 5 of the Company's
     Bylaws

3    Modification of the maximum number of members of the                      Non-Voting                            None
     Company's Board of Directors, amending it from 8 (eight) to 9
     (nine), with the consequent amendment to the caput of Article 17 of the Company's Bylaws

4    Consolidation, if the matters listed in items(2) and/or (3) are           Non-Voting                            None
     approved, of the Company's Bylaws

CMMT PLEASE NOTE THAT THIS IS A REVISION DUE TO                                Non-Voting                            None
     MODIFICATION OF TEXT IN RESOLUTION 1 AND 4. IF YOU
     HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT
     RETURN THIS PROXY FORM UNLESS YOU DECIDE TO
     AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.

ACCOUNT                                                                     UNAVAILABLE
NUMBER                    CUSTODIAN                 BALLOT SHARES           SHARES              VOTE DATE          DATE CONFIRMED
611262629                 58P                       21000                   0



GRUPO FINANCIERO BANORTE S A B DE C V

SECURITY       P49501201              MEETING TYPE  Ordinary General Meeting
TICKER SYMBOL  GBOOY                  MEETING DATE  18-Feb-2011
ISIN           MXP370711014           AGENDA        702775810 - Management

                                                                                                                     PREFERRED
                                                                                                       FOR/AGAINST   PROVIDER
ITEM PROPOSAL                                                                  TYPE            VOTE    MANAGEMENT    RECOMMENDATION

I    Designation of members of the board of directors                          Management      For     For           None

II   Discussion, and if relevant, approval of a proposal to pay a              Management      For     For           None
     dividend in cash in the amount of MXN 0.17 per share

III  Designation of a delegate or delegates to formalize and execute, if       Management      For     For           None
     deemed appropriate, the resolutions passed by the meeting

IV   Preparation, reading and approval of the meeting minutes                  Management      For     For           None

ACCOUNT                                                                     UNAVAILABLE
NUMBER                    CUSTODIAN                 BALLOT SHARES           SHARES              VOTE DATE          DATE CONFIRMED
611262629                 58P                       352000                  0                   04-Feb-2011        11-Feb-2011


Page 8


KIMBERLY-CLARK DE MEXICO SAB DE CV

SECURITY       P60694117              MEETING TYPE  Annual General Meeting
TICKER SYMBOL  KMB                    MEETING DATE  03-Mar-2011
ISIN           MXP606941179           AGENDA        702796333 - Management

                                                                                                                     PREFERRED
                                                                                                       FOR/AGAINST   PROVIDER
ITEM PROPOSAL                                                                  TYPE            VOTE    MANAGEMENT    RECOMMENDATION

CMMT PLEASE NOTE THAT ONLY MEXICAN NATIONALS HAVE                              Non-Voting                            None
     VOTING RIGHTS AT THIS MEETING. IF YOU ARE A MEXICAN
     NATIONAL AND WOULD LIKE TO SUBMIT YOUR VOTE ON
     THIS MEETING PLEASE CONTACT YOUR CLIENT SERVICE
     REPRESENTATIVE. THANK YOU

I    Presentation and, if deemed appropriate, approval of the report           Non-Voting                            None
     from the general director prepared in accordance with article 172 of the General Mercantile Companies Law, accompanied by the opinion of the outside auditor, regarding the operations and results of the company for the fiscal year that ended on December
     31, 2010, as well as the opinion of the board of directors regarding the content of said report, presentation and, if deemed
     appropriate, approval of the report from the board of directors that is referred to in article 172, line B, of the General Mercantile
     Companies Law that contains the main accounting and
     information policies and criteria followed in the preparation
     CONTD

CONT CONTD of the financial information of the company, presentation           Non-Voting                            None
     and, if deemed appropriate, approval of the financial statements of the company to December 31, 2010, both individual and
     consolidated, and the allocation of the results from the fiscal year, presentation and, if deemed appropriate, approval of the report regarding the fulfillment of the tax obligations that are the responsibility of the company, presentation and, if deemed appropriate, approval of the annual report regarding the activities carried out by the Audit and Corporate Practices Committee.
     Resolutions in this regard

II   Presentation and, if deemed appropriate, approval of the proposal         Non-Voting                            None
     from the board of directors to pay a cash dividend, coming from the net fiscal profit account in the amount of MXN 3.40 per share, for each one of the common, nominative Series A and B shares, with no par value, in circulation. Said dividend will be paid in four installments of MXN 0.85 per share, on April 7, July 7, October 6 and December 1, 2011. Resolutions in this regard

III  Appointment and or ratification of the member of the board of             Non-Voting                            None
     directors, both full and alternate as well as of the chairperson of the Audit and Corporate Practices Committee, classification regarding the independence of the members of the board of
     directors of the company, in accordance with that which is established by article 26 of the Securities Market Law. Resolutions in this regard

IV   Compensation for the members of the board of directors and                Non-Voting                            None
     those of the various committees, both full and alternate, as well as for the secretary of the company. Resolutions in this regard

V    Presentation and, if deemed appropriate, approval of the report           Non-Voting                            None
     from the board of directors regarding the policies of the company in regard to the acquisition of its own shares and, if deemed appropriate, placement of the same, proportion and, if deemed appropriate, approval of the maximum amount of funds that can be allocated to the purchase of the shares of the company for the
     2011 fiscal year. Resolutions in this regard

VI   Proposal to cancel up to 22,688,700 common, nominative shares,            Non-Voting                            None
     with no par value from class I, representative of the fixed part of the share capital, coming from the share repurchase program that are held in the treasury of the company, of which 11,887,900 are
     Series A shares and 10,800,800 are Series B shares, proposal and, if deemed appropriate, approval of the amendment of article
     5 of the Corporate Bylaws of the company, for the purpose of reflecting the corresponding decrease in the fixed part of the share capital. Resolutions in this regard

VII  Designation of delegates who will formalize and carry out the             Non-Voting                            None
     resolutions passed by the annual and extraordinary general meeting of shareholders

ACCOUNT                                                                     UNAVAILABLE
NUMBER                    CUSTODIAN                 BALLOT SHARES           SHARES              VOTE DATE          DATE CONFIRMED
611262629                 58P                       107000                  0



KIMBERLY-CLARK DE MEXICO SAB DE CV

SECURITY       P60694117              MEETING TYPE  ExtraOrdinary General Meeting
TICKER SYMBOL  KMB                    MEETING DATE  03-Mar-2011
ISIN           MXP606941179           AGENDA        702804192 - Management

                                                                                                                     PREFERRED
                                                                                                       FOR/AGAINST   PROVIDER
ITEM PROPOSAL                                                                  TYPE            VOTE    MANAGEMENT    RECOMMENDATION

CMMT PLEASE NOTE THAT ONLY MEXICAN NATIONALS HAVE                              Non-Voting                            None
     VOTING RIGHTS AT THIS MEETING. IF YOU ARE A MEXICAN
     NATIONAL AND WOULD LIKE TO SUBMIT YOUR VOTE ON
     THIS MEETING PLEASE CONTACT YOUR CLIENT SERVICE
     REPRESENTATIVE. THANK YOU.

I    Presentation and, if deemed appropriate, approval of the report           Non-Voting                            None
     from the general director prepared in accordance with article 172 of the general mercantile companies law, accompanied by the opinion of the outside auditor, regarding the operations and results of the company for the fiscal year that ended on December
     31, 2010, as well as the opinion of the board of directors regarding the content of said report, presentation and, if deemed
     appropriate, approval of the report from the board of directors that is referred to in article 172, line b, of the general mercantile companies law that contains the main accounting and information policies and criteria followed in the preparation of the financial information of the company, presentation and, if deemed
     appropriate, approval of the financial statements of the company to CONTD

CONT CONTD December 31, 2010, both individual and consolidated,                Non-Voting                            None
     and the allocation of the results from the fiscal year, presentation and, if deemed appropriate, approval of the report regarding the fulfillment of the tax obligations that are the responsibility of the company, presentation and, if deemed appropriate, approval of the annual report regarding the activities carried out by the audit and corporate practices committee. Resolutions in this regard

II   Presentation and, if deemed appropriate, approval of the proposal         Non-Voting                            None
     from the board of directors to pay a cash dividend, coming from the net fiscal profit account in the amount of MXN 3.40 per share, for each one of the common, nominative series A and B shares, with no par value, in circulation. Said dividend will be paid in four installments of MXN 0.85 per share, on april 7, july 7, october 6 and december 1, 2011. Resolutions in this regard

III  Appointment and or ratification of the member of the board of             Non-Voting                            None
     directors, both full and alternate as well as of the chairperson of the audit and corporate practices committee, classification regarding the independence of the members of the board of
     directors of the company, in accordance with that which is established by article 26 of the securities market law. Resolutions in this regard

IV   Compensation for the members of the board of directors and                Non-Voting                            None
     those of the various committees, both full and alternate, as well as for the secretary of the company. Resolutions in this regard

V    Presentation and, if deemed appropriate, approval of the report           Non-Voting                            None
     from the board of directors regarding the policies of the company in regard to the acquisition of its own shares and, if deemed appropriate, placement of the same, proportion and, if deemed appropriate, approval of the maximum amount of funds that can be allocated to the purchase of the shares of the company for the
     2011 fiscal year. Resolutions in this regard

ACCOUNT                                                                     UNAVAILABLE
NUMBER                    CUSTODIAN                 BALLOT SHARES           SHARES              VOTE DATE          DATE CONFIRMED
611262629                 58P                       107000                  0


Page 9


BUSAN BANK, PUSAN

SECURITY       Y0534Y103              MEETING TYPE  Annual General Meeting
TICKER SYMBOL  PUSAN                  MEETING DATE  04-Mar-2011
ISIN           KR7005280003           AGENDA        702785619 - Management

                                                                                                                     PREFERRED
                                                                                                       FOR/AGAINST   PROVIDER
ITEM PROPOSAL                                                                  TYPE            VOTE    MANAGEMENT    RECOMMENDATION

1    Approval of financial statements (cash dividend per shs: KRW250)          Management      For     For           None

2    Election of directors(4): (Nominee for non outside director: Young        Management      For     For           None
     Lock Lim), (Nominees for outside directors: Soon Cheol Lee, Jong
     Hwa Kim, Hae Sik Park)

3    Election of audit committee member(1): (Nominee for audit                 Management      For     For           None
     committee member as outside director: Hae Sik Park)

ACCOUNT                                                                     UNAVAILABLE
NUMBER                    CUSTODIAN                 BALLOT SHARES           SHARES              VOTE DATE          DATE CONFIRMED
611262629                 58P                       27008                   0                   21-Feb-2011        21-Feb-2011



PUBLIC BANK BHD

SECURITY       Y71497112              MEETING TYPE  Annual General Meeting
TICKER SYMBOL  PBK                    MEETING DATE  14-Mar-2011
ISIN           MYF1295O1009           AGENDA        702796345 - Management

                                                                                                                     PREFERRED
                                                                                                       FOR/AGAINST   PROVIDER
ITEM PROPOSAL                                                                  TYPE            VOTE    MANAGEMENT    RECOMMENDATION

O.1  To receive the Audited Financial Statements for the financial year        Management      For     For           None
     ended 31 December 2010 and the Reports of the Directors and
     Auditors thereon

O.2  To re-elect the following Director who retires by rotation pursuant       Management      For     For           None
     to Article 111 of the Company's Articles of Association: Dato' Sri
     Lee Kong Lam

O.3  To re-elect the following Director who retires by rotation pursuant       Management      For     For           None
     to Article 111 of the Company's Articles of Association: Dato' Haji
     Abdul Aziz bin Dato' Dr. Omar

O.4  To consider and if thought fit, to pass the following Ordinary            Management      For     For           None
     Resolutions in accordance with Section 129 of the Companies
     Act, 1965: That Tan Sri Dato' Sri Dr. Teh Hong Piow, retiring pursuant to Section 129 of the Companies Act, 1965, be and is
     hereby re-appointed a Director of the Company to hold office until the next Annual General Meeting

O.5  To consider and if thought fit, to pass the following Ordinary            Management      For     For           None
     Resolutions in accordance with Section 129 of the Companies
     Act, 1965: That Tan Sri Datuk Seri Utama Thong Yaw Hong,
     retiring pursuant to Section 129 of the Companies Act, 1965, be and is hereby re-appointed a Director of the Company to hold office until the next Annual General Meeting

O.6  To approve the payment of Directors' fees of MYR1,595,000 for             Management      For     For           None
     the financial year ended 31 December 2010

O.7  To re-appoint Messrs KPMG as Auditors of the Company for the              Management      For     For           None
     financial year ending 31 December 2011 and to authorise the
     Directors to fix the Auditors' remuneration

O.8  That, subject to the Companies Act, 1965, the Memorandum and              Management      For     For           None
     Articles of Association of the Company and the requirements of
     Bank Negara Malaysia, Bursa Malaysia Securities Berhad (Bursa
     Malaysia) and any other relevant authorities, the Company be and is hereby authorised to purchase such number of ordinary shares of MYR1.00 each in PBB as may be determined by the Directors from time to time through Bursa Malaysia upon such terms and conditions as the Directors may deem fit in the interest of the
     Company provided that the aggregate number of shares
     purchased pursuant to this resolution does not exceed ten per centum of the total issued and paid-up share capital of the
     Company; and that an amount not exceeding PBB's total audited retained profits and share premium account at the time of
     purchase be allocated by PBB CONTD

CONT CONTD for the Proposed Share Buy Back. Based on the latest                Non-Voting                            None
     audited financial statements of PBB as at 31 December 2010, the retained profits and the share premium account of PBB amounted to approximately MYR3,437,380,000 (after deducting the second interim franked cash dividend and single tier cash dividend of
     MYR936,824,000) and MYR1,073,310,000 respectively; and that the authority conferred by this resolution shall commence

     immediately upon the passing of this resolution and shall continue to be in force until: i. the conclusion of the next Annual General
     Meeting of the Company, at which time it will lapse, unless renewed by an ordinary resolution passed by the shareholders of the Company in a general meeting; or ii. revoked or varied by an ordinary resolution passed by the shareholders of the Company
     CONTD

CONT CONTD in a general meeting; whichever is the earlier; and that            Non-Voting                            None
     the Directors be and are hereby authorised to act and to take all steps and do all things as they may deem necessary or expedient in order to implement, finalise and give full effect to the Proposed
     Share Buy Back and further that authority be and is hereby given to the Directors to decide in their absolute discretion to either retain the ordinary shares of MYR1.00 each in PBB purchased by
     PBB pursuant to the Proposed Share Buy Back as treasury
     shares to be either distributed as share dividends or resold on
     Bursa Malaysia or subsequently cancelled, or to cancel the shares so purchased, or a combination of both

S.1  That the existing Article 134 of the Articles of Association of the       Management      For     For           None
     Company be and is hereby deleted in its entirety and be
     substituted thereof with a new Article 134 as follows: Existing
     Article 134: Dividends payable by cheque or warrant Any dividend, interest, or other money payable in cash in respect of shares may be paid by cheque or warrant sent through the post to the last registered address of the Member or person entitled thereto or to such person and to such address as the Member or person
     entitled thereto may in writing direct. Every such cheque or warrant shall be made payable to the order of the Member or person entitled thereto, and the payment of any such cheque or warrant shall operate as a good discharge of the Company's obligation in respect of dividend represented thereby,
     notwithstanding that it CONTD

CONT CONTD may subsequently appear that the same has been stolen               Non-Voting                            None
     or that the endorsement thereon has been forged. Every such cheque or warrant shall be sent at the risk of the person entitled to the money thereby represented. New Article 134: Mode of
     payment of dividend Any dividend, interest, or other money payable in cash in respect of shares may be paid by cheque or warrant sent through the post to the last registered address of the
     Member or person entitled thereto or paid by direct transfer or such other electronic means to the bank account provided by the
     Member whose name appears in the Record of Depositors. Every such cheque or warrant shall be made payable to the order of the
     Member or person entitled thereto, and the payment of any such cheque or warrant or the payment by direct transfer or such other
     CONTD

CONT CONTD electronic means to the bank account provided by the                Non-Voting                            None
     Member whose name appears in the Record of Depositors shall operate as a good discharge of the Company's obligation in respect of dividend represented thereby, notwithstanding that it may subsequently appear that the cheque has been stolen or that the endorsement thereon or the instruction for the payment by direct transfer or such other electronic means has been forged.
     Every such cheque or warrant sent or payment by direct transfer or such other electronic means shall be at the risk of the person entitled to the dividend thereby represented

ACCOUNT                                                                     UNAVAILABLE
NUMBER                    CUSTODIAN                 BALLOT SHARES           SHARES              VOTE DATE          DATE CONFIRMED
611262629                 58P                       249000                  0                   02-Mar-2011        10-Mar-2011


Page 10


THE SIAM COMMERCIAL BANK PUBLIC CO LTD

SECURITY       Y7905M113              MEETING TYPE  ExtraOrdinary General Meeting
TICKER SYMBOL  SCB                    MEETING DATE  16-Mar-2011
ISIN           TH0015010018           AGENDA        702795088 - Management

                                                                                                                     PREFERRED
                                                                                                       FOR/AGAINST   PROVIDER
ITEM PROPOSAL                                                                  TYPE            VOTE    MANAGEMENT    RECOMMENDATION

1    To consider and approve the acquisition of the business of Siam           Management      For     For           None
     Commercial New York Life Public Company Limited (SCNYL)

2    To consider and approve the delegation of authority to the                Management      For     For           None
     executive committee, or the chairman of the executive committee, or person(s) appointed by the executive committee, to consider and execute on behalf of the Siam Commercial Bank PLC (SCB)
     any other actions with respect to the acquisition of the business of
     SCNYL

CMMT IN THE SITUATION WHERE THE CHAIRMAN OF THE                                Non-Voting                            None
     MEETING SUDDENLY CHANGE THE AGENDA AND/OR ADD
     NEW AGENDA DURING THE MEETING,WE WILL VOTE THAT
     AGENDA AS ABSTAIN.

CMMT PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT                        Non-Voting                            None
     OF ADDITIONAL COMMENT. IF YOU HAVE ALREADY SENT
     IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
     FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
     INSTRUCTIONS. THANK YOU.

ACCOUNT                                                                     UNAVAILABLE
NUMBER                    CUSTODIAN                 BALLOT SHARES           SHARES              VOTE DATE          DATE CONFIRMED
611262629                 58P                       71700                   0                   10-Mar-2011        11-Mar-2011



SHINSEGAE CO LTD, SEOUL

SECURITY       Y77538109              MEETING TYPE  Annual General Meeting
TICKER SYMBOL  SDKLF                  MEETING DATE  18-Mar-2011
ISIN           KR7004170007           AGENDA        702797272 - Management

                                                                                                                     PREFERRED
                                                                                                       FOR/AGAINST   PROVIDER
ITEM PROPOSAL                                                                  TYPE            VOTE    MANAGEMENT    RECOMMENDATION

1    Approval of financial statement                                           Management      For     For           None

2    Approval of stock split                                                   Management      For     For           None

3    Approval of partial amendment to articles of incorporation                Management      For     For           None

4    Election of In Chul Huh as a director and Dae Hyung Kang, Young           Management      For     For           None
     Rea Son, Jong Shin Kim as the inside directors

5    Election of audit committee members: Dae Hyung Kang, Young                Management      For     For           None
     Rea Son

6    Approval of limit of remuneration for                                     Management      For     For           None
     directors

ACCOUNT                                                                     UNAVAILABLE
NUMBER                    CUSTODIAN                 BALLOT SHARES           SHARES              VOTE DATE          DATE CONFIRMED
611262629                 58P                       850                     0                   07-Mar-2011        08-Mar-2011



SOUZA CRUZ S.A.

SECURITY       P26663107              MEETING TYPE  Annual General Meeting
TICKER SYMBOL  CRUZ3                  MEETING DATE  18-Mar-2011
ISIN           BRCRUZACNOR0           AGENDA        702816565 - Management

                                                                                                                     PREFERRED
                                                                                                       FOR/AGAINST   PROVIDER
ITEM PROPOSAL                                                                  TYPE            VOTE    MANAGEMENT    RECOMMENDATION

CMMT IMPORTANT MARKET PROCESSING REQUIREMENT: A                                Non-Voting                            None
     BENEFICIAL OWNER SIGNED POWER OF ATTORNEY (POA)
     IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
     VOTING INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
     POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED.
     IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
     CLIENT SERVICE REPRESENTATIVE

CMMT PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE                           Non-Voting                            None
     TO ELECT A MEMBER MUST INCLUDE THE NAME OF THE
     CANDIDATE TO BE ELECTED. IF INSTRUCTIONS TO VOTE
     ON THIS ITEM IS RECEIVED WITHOUT A CANDIDATE'S
     NAME, YOUR VOTE WILL BE PROCESSED IN FAVOR OR
     AGAINST OF THE DEFAULT COMPANY'S CANDIDATE. THANK
     YOU.

CMMT PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN                        Non-Voting                            None
     THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY VOTES
     IN FAVOR AND/OR ABSTAIN OR AGAINST AND/OR ABSTAIN
     ARE ALLOWED. THANK YOU

I    To examine, discuss and vote upon the board of directors annual           Management      For     For           None
     report, the financial statements and independent auditors report relating to fiscal year ending December 31, 2010

II   Allocation of net profit from the fiscal year, including within it the    Management      For     For           None
     remuneration to the shareholders in the form of a dividend, in the amount of BRL 2,450644 per share, The dividend will be adjusted according to the special settlement and custodial system overnight interest rate, or Selic, in the period from December 31, 2010, to
     March 31, 2011, inclusive, and must be paid on March 31, 2011

III  To elect the members of the board of directors                            Management      For     For           None

IV   To set the global remuneration of the board of directors                  Management      For     For           None

V    To install the finance committee                                          Management      For     For           None

VI   To elect the members of the finance committee and set their               Management      For     For           None
     remuneration

CMMT PLEASE NOTE THAT UNDER THE TERMS OF THE                                   Non-Voting                            None
     APPLICABLE LEGISLATION, CUMULATIVE VOTING CAN BE
     ADOPTED FOR RESOLUTION 6. THANK YOU.

CMMT PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT                        Non-Voting                            None
     OF ADDITIONAL COMMENT. IF YOU HAVE ALREADY SENT
     IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
     FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
     INSTRUCTIONS. THANK YOU.

ACCOUNT                                                                     UNAVAILABLE
NUMBER                    CUSTODIAN                 BALLOT SHARES           SHARES              VOTE DATE          DATE CONFIRMED
611262629                 58P                       19300                   0                   10-Mar-2011        11-Mar-2011


Page 11


SOUZA CRUZ S.A.

SECURITY       P26663107              MEETING TYPE  ExtraOrdinary General Meeting
TICKER SYMBOL  CRUZ3                  MEETING DATE  18-Mar-2011
ISIN           BRCRUZACNOR0           AGENDA        702819080 - Management

                                                                                                                     PREFERRED
                                                                                                       FOR/AGAINST   PROVIDER
ITEM PROPOSAL                                                                  TYPE            VOTE    MANAGEMENT    RECOMMENDATION

CMMT IMPORTANT MARKET PROCESSING REQUIREMENT: A                                Non-Voting                            None
     BENEFICIAL OWNER SIGNED POWER OF ATTORNEY (POA)
     IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
     VOTING INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
     POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED.
     IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
     CLIENT SERVICE REPRESENTATIVE

CMMT PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN                        Non-Voting                            None
     THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY VOTES
     IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN
     ARE ALLOWED. THANK YOU.

I    Analysis of the proposal to split the shares of the company at the        Management      For     For           None
     ratio of one to five, with the consequent amendment of article 5 of the corporate bylaws

II   Examination of the protocol and justification of merger of Souza          Management      For     For           None
     Cruz trading S.A

III  Approval of the appointment of experts to value the equity of             Management      For     For           None
     Souza Cruz trading S.A

IV   Examination of the valuation report                                       Management      For     For           None

V    Analysis of the proposal for the merger of the wholly owned               Management      For     For           None
     subsidiary Souza Cruz trading S.A

ACCOUNT                                                                     UNAVAILABLE
NUMBER                    CUSTODIAN                 BALLOT SHARES           SHARES              VOTE DATE          DATE CONFIRMED
611262629                 58P                       19300                   0                   10-Mar-2011        11-Mar-2011



AKBANK T.A.S., ISTANBUL

SECURITY       M0300L106              MEETING TYPE  Ordinary General Meeting
TICKER SYMBOL  AKNBK                  MEETING DATE  21-Mar-2011
ISIN           TRAAKBNK91N6           AGENDA        702775567 - Management

                                                                                                                     PREFERRED
                                                                                                       FOR/AGAINST   PROVIDER
ITEM PROPOSAL                                                                  TYPE            VOTE    MANAGEMENT    RECOMMENDATION

CMMT IMPORTANT MARKET PROCESSING REQUIREMENT: POWER                            Non-Voting                            None
     OF ATTORNEY (POA) REQUIRMENTS VARY BY CUSTODIAN.
     GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
     WOULD ELIMINATE THE NEED FOR THE INDIVIDUAL
     BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS
     ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER POA
     MAY BE REQUIRED. IF YOU HAVE ANY QUESTIONS PLEASE
     CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
     THANK YOU.

1    Appointment of the directing council and its authorization to sign        Management      For     For           None
     the minutes of the general meeting

2    Announcement of the reports of the board of directors, internal           Management      For     For           None
     auditors and the independent auditor

3    Ratification of the balance sheet and profit loss statement for           Management      For     For           None
     2010, discharge of the board of directors and auditors from the liabilities born from the operations and accounts of 2010

4    Decision about the disbursement of 2010 profits                           Management      For     For           None

5    Authorizing board members to issue bonds, financial bonds, asset          Management      For     For           None
     based securites and other borrowing instruments to domestic and to abroad

6    Presentation of information to the shareholders about the                 Management      For     For           None
     donations and contributions

7    Empowerment of the board of directors in connection with matters          Management      For     For           None
     falling within the scope of articles 334 and 335 of the turkish commercial code

ACCOUNT                                                                     UNAVAILABLE
NUMBER                    CUSTODIAN                 BALLOT SHARES           SHARES              VOTE DATE          DATE CONFIRMED
611262629                 58P                       73634.66                0                   04-Mar-2011        09-Mar-2011



GLAXOSMITHKLINE PHARMACEUTICALS LTD

SECURITY       Y2709V112              MEETING TYPE  Annual General Meeting
TICKER SYMBOL  GLXO                   MEETING DATE  29-Mar-2011
ISIN           INE159A01016           AGENDA        702818747 - Management

                                                                                                                     PREFERRED
                                                                                                       FOR/AGAINST   PROVIDER
ITEM PROPOSAL                                                                  TYPE            VOTE    MANAGEMENT    RECOMMENDATION

1    To receive, consider and adopt the Audited Balance Sheet as at            Management      For     For           None
     31st December 2010 and the Profit and Loss Account for the year ended as on that date and the Reports of the Board of Directors and the Auditors thereon

2    To declare Dividend on Equity Shares for the year ended 31st              Management      For     For           None
     December 2010

3    To appoint a Director in place of Mr. P. V. Nayak who retires by          Management      For     For           None
     rotation and being eligible offers himself for re-appointment

4    To appoint a Director in place of Mr. V. Narayanan who retires by         Management      For     For           None
     rotation and being eligible offers himself for re-appointment

5    To appoint a Director in place of Mr. D. Sundaram who retires by          Management      For     For           None
     rotation and being eligible offers himself for re-appointment

6    To appoint M/s. Price Waterhouse & Co, Chartered Accountants,             Management      For     For           None
     as Auditors of the Company (including all its branches) to hold office from the conclusion of this Meeting until the conclusion of the next Annual General Meeting of the Company and to authorise the Audit Committee to fix their remuneration

7    Resolved that pursuant to Sections 198, 269, 309, 310 and other           Management      For     For           None
     applicable provisions, if any, of the Companies Act, 1956, including any statutory modifications or re-enactments thereof, and all other statutory provisions, if any, the consent of the
     Company be and it is hereby accorded to the re-appointment of
     Mr. M. B. Kapadia as Whole-time Director of the Company for the period from 1st May 2011 to 30th September 2014, on the terms, conditions and stipulations including remuneration as contained in an Agreement to be entered into between the Company and Mr.
     M. B. Kapadia, a draft whereof is placed before the meeting and which for the purpose of identification is initialled by the Managing
     Director CONTD

CONT CONTD Resolved further that the Board of Directors be and it is           Non-Voting                            None
     hereby authorised to take all necessary or desirable steps for the aforesaid purpose and matters incidental thereto

8    Resolved that pursuant to Sections 198, 269, 309, 310 and other           Management      For     For           None
     applicable provisions, if any, of the Companies Act, 1956, including any statutory modifications or re-enactments thereof, and all other statutory provisions, if any, the consent of the
     Company be and it is hereby accorded to the re-appointment of
     Dr. A. Banerjee as Whole-time Director of the Company for the period from 1st August 2011 to 31st July 2012, on the terms, conditions and stipulations including remuneration as contained in an Agreement to be entered into between the Company and Dr. A.
     Banerjee, a draft whereof is placed before the meeting and which for the purpose of identification is initialled by the Managing
     Director CONTD

CONT CONTD Resolved further that the Board of Directors be and it is           Non-Voting                            None
     hereby authorised to take all necessary or desirable steps for the aforesaid purpose and matters incidental thereto

ACCOUNT                                                                     UNAVAILABLE
NUMBER                    CUSTODIAN                 BALLOT SHARES           SHARES              VOTE DATE          DATE CONFIRMED
611262629                 58P                       20000                   0                   15-Mar-2011        23-Mar-2011


Page 12


SIAM CEMENT PUBLIC CO LTD

SECURITY       Y7866P147              MEETING TYPE  Annual General Meeting
TICKER SYMBOL  SCB                    MEETING DATE  30-Mar-2011
ISIN           TH0003010Z12           AGENDA        702776608 - Management

                                                                                                                     PREFERRED
                                                                                                       FOR/AGAINST   PROVIDER
ITEM PROPOSAL                                                                  TYPE            VOTE    MANAGEMENT    RECOMMENDATION

1    To approve the Minutes of 2010 Annual General Meeting of                  Management      For     For           None
     Shareholders (The 17th Meeting) held on Wednesday, March 31,
     2010

2    To acknowledge the Company's Annual Report for the year 2010              Management      For     For           None

3    To approve Balance Sheet and Statement of Income for the year             Management      For     For           None
     ended on December 31, 2010

4    To consider and approve the allocation of profit for the year 2010        Management      For     For           None

5.1  To consider and approve the re-election of director in replacement        Management      For     For           None
     of those who are retired by rotation in the 2011 AGM of
     shareholders: Mr.   Sumet Tantivejkul

5.2  To consider and approve the re-election of director in replacement        Management      For     For           None
     of those who are retired by rotation in the 2011 AGM of
     shareholders: Mr. Yos Euarchukiati

5.3  To consider and approve the re-election of director in replacement        Management      For     For           None
     of those who are retired by rotation in the 2011 AGM of
     shareholders: Mr. Pricha Attavipach

5.4  To consider and approve the re-election of director in replacement        Management      For     For           None
     of those who are retired by rotation in the 2011 AGM of
     shareholders: Mr. Kan Trakulhoon

6    To consider and approve the appointment of Auditor and the audit          Management      For     For           None
     fee for year 2011 The Board of Directors agreed with the Audit
     Committee to elect KPMG Phoomchai Audit Ltd. as an auditing firm of the Company and recommended the Meeting to also
     approve the appointment of the Company's auditors and the audit fee as follows: The appointment of the auditors for The Siam
     Cement Public Company Limited for the year 2011   Mr. Supot
     Singhasaneh (Certified Public Accountant No. 2826) and/or   Mr.
     Winid Silamongkol (Certified Public Accountant No. 3378) and/or
     Mr. Charoen Phosamritlert (Certified Public Accountant No. 4068)
     and/or   Ms. Sureerat Thongarunsang (Certified Public Accountant
     No. 4409) of KPMG Phoomchai Audit CONTD

CONT CONTD Ltd. To approve the auditor fee for the Company's                   Non-Voting                            None
     Financial Statements for the year 2011 an amount of 254,000
     BAHT (the auditor fee for the year 2010 was 248,000 BAHT).
     KPMG Phoomchai Audit Ltd. and the said auditors as mentioned above have neither relationship nor interest with the Company, the Management, the major shareholder or related person with the said entity or person

7    To consider and approve the new remuneration for the Sub-                 Management      For     For           None
     Committees The Board of Directors agreed with the proposal of the Remuneration Committee to propose the Meeting to consider and approve the new remuneration for the Sub-Committees. The
     new remuneration rates will   replace the existing ones which were
     approved by the 13th Annual General Meeting of Shareholders held on March 22, 2006. The details of the new remuneration are as follows: Audit Committee Position Fixed Remuneration
     Attendance (BAHT/Person/Year) (BAHT/Person/Time) Chairman
     180,000 45,000 Director 120,000 30,000 Remuneration
     Committee and Governance and Nomination Committee Position
     Fixed Remuneration Attendance (BAHT/Person/Year)
     (BAHT/Person/Time) Chairman 150,000 37,500 CONTD

CONT CONTD Director 100,000 25,000 This remuneration shall be                  Non-Voting                            None
     effective from the date of the Annual General Meeting of
     Shareholders until the Meeting resolves otherwise

8    To acknowledge the remuneration for the Board of Directors The            Management      For     For           None
     Board agreed and recommended the Meeting to acknowledge the remuneration and bonus for the Board of Directors for the year
     2011 as proposed by the Remuneration Committee at the same rate payable in accordance with the rule as approved by the 11th
     Annual General Meeting of Shareholders held on March 24, 2004, effective from the date of approval until the Meeting resolves otherwise

9    Other businesses (if any)                                                 Management      Against Against       None

CMMT NOTE: IN THE SITUATION WHERE THE CHAIRMAN OF THE                          Non-Voting                            None
     MEETING SUDDENLY CHANGES THE AGENDA AND/OR
     ADDS NEW AGENDA DURING THE MEETING, WE WILL VOTE
     THAT AGENDA AS ABSTAIN.

CMMT PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT                        Non-Voting                            None
     OF ADDITIONAL COMMENT. IF YOU HAVE ALREADY SENT
     IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
     FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
     INSTRUCTIONS. THANK YOU.

ACCOUNT                                                                     UNAVAILABLE
NUMBER                    CUSTODIAN                 BALLOT SHARES           SHARES              VOTE DATE          DATE CONFIRMED
611262629                 58P                       138800                  0                   23-Mar-2011        25-Mar-2011



PTT EXPLORATION AND PRODUCTION PUBLIC CO LTD, BANG

SECURITY       Y7145P165              MEETING TYPE  Annual General Meeting
TICKER SYMBOL  PTTEP                  MEETING DATE  30-Mar-2011
ISIN           TH0355A10Z12           AGENDA        702832850 - Management

                                                                                                                     PREFERRED
                                                                                                       FOR/AGAINST   PROVIDER
ITEM PROPOSAL                                                                  TYPE            VOTE    MANAGEMENT    RECOMMENDATION

CMMT PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING                          Non-Voting                            None
     ID 784501 DUE TO ADDITION OF RESOLUTIONS. ALL VOTES
     RECEIVED ON THE PREVIOUS MEETING WILL BE
     DISREGARDED AND YOU WILL NEED TO REINSTRUCT ON
     THIS MEETING NOTICE. THANK YOU.

CMMT IN THE SITUATION WHERE THE CHAIRMAN OF THE                                Non-Voting                            None
     MEETING SUDDENLY CHANGE THE AGENDA AND/OR ADD
     NEW AGENDA DURING THE MEETING,WE WILL VOTE THAT
     AGENDA AS ABSTAIN.

1    To acknowledge the 2010 Performance Result and 2011 Work                  Management      For     For           None
     Plan of the Company

2    To approve the 2010 financial statements                                  Management      For     For           None

3    To approve the dividend payment for 2010 performance                      Management      For     For           None

4    To appoint the auditor and consider the Auditor's fees for year           Management      For     For           None
     2011

5A   To approve the appointment of Mr. Prasert Bunsumpun as new                Management      For     For           None
     director in replacement of those who are due to retire by rotation

5B   To approve the appointment of Mr. Tevin Vongvanich as new                 Management      For     For           None
     director in replacement of those who are due to retire by rotation

5C   To approve the appointment of Mr. Naris Chaiyasoot as new                 Management      For     For           None
     director in replacement of those who are due to retire by rotation

5D   To approve the appointment of Mr. Ampon Kittiampon as new                 Management      For     For           None
     director in replacement of those who are due to retire by rotation

5E   To approve the appointment of Mr. Norkun Sittiphong as new                Management      For     For           None
     director in replacement of those who are due to retire by rotation

6    To approve the directors' and the sub-committees' remuneration            Management      For     For           None
     for year 2011

7    To approve the debenture issuance up to the total amount of THB           Management      For     For           None
     100,000 million

8    Other matters (if any)                                                    Management      Against Against       None

ACCOUNT                                                                     UNAVAILABLE
NUMBER                    CUSTODIAN                 BALLOT SHARES           SHARES              VOTE DATE          DATE CONFIRMED
611262629                 58P                       250000                  0                   17-Mar-2011        25-Mar-2011


Page 13


GRUPO FINANCIERO BANORTE S A B DE C V

SECURITY       P49501201              MEETING TYPE  ExtraOrdinary General Meeting
TICKER SYMBOL  GBOOY                  MEETING DATE  30-Mar-2011
ISIN           MXP370711014           AGENDA        702839599 - Management

                                                                                                                     PREFERRED
                                                                                                       FOR/AGAINST   PROVIDER
ITEM PROPOSAL                                                                  TYPE            VOTE    MANAGEMENT    RECOMMENDATION

I    Discussion and, if deemed appropriate, approval of the merger of          Management      For     For           None
     Ixe Grupo Financiero, S.A.B. De C.V., from here onwards Ixe, into
     Grupo Financiero Banorte, S.A.B. De C.V., from here onwards the company, and approval of the financial statements that will serve as the basis for said merger

II   Discussion and, if deemed appropriate, approval of the                    Management      For     For           None
     amendment of the corporate by laws of the company

III  Designation of a delegate or delegates to formalize and carry out,        Management      For     For           None
     if deemed appropriate, the resolutions passed by the meeting

IV   Preparation, reading and approval of the meeting minutes                  Management      For     For           None

ACCOUNT                                                                     UNAVAILABLE
NUMBER                    CUSTODIAN                 BALLOT SHARES           SHARES              VOTE DATE          DATE CONFIRMED
611262629                 58P                       352000                  0                   22-Mar-2011        23-Mar-2011



THE SIAM COMMERCIAL BANK PUBLIC CO LTD

SECURITY       Y7905M113              MEETING TYPE  Annual General Meeting
TICKER SYMBOL  SCB                    MEETING DATE  05-Apr-2011
ISIN           TH0015010018           AGENDA        702839866 - Management

                                                                                                                     PREFERRED
                                                                                                       FOR/AGAINST   PROVIDER
ITEM PROPOSAL                                                                  TYPE            VOTE    MANAGEMENT    RECOMMENDATION

CMMT PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING                          Non-Voting                            None
     ID 793677 DUE TO ADDITION OF RESOLUTION. ALL VOTES
     RECEIVED ON THE PREVIOUS MEETING WILL BE
     DISREGARDED AND YOU WILL NEED TO REINSTRUCT ON
     THIS MEETING NOTICE. THANK YOU.

CMMT IN THE SITUATION WHERE THE CHAIRMAN OF THE                                Non-Voting                            None
     MEETING SUDDENLY CHANGE THE AGENDA AND/OR ADD
     NEW AGENDA DURING THE MEETING, WE WILL VOTE THAT
     AGENDA AS ABSTAIN.

1    To consider and adopt the minutes of the annual general meeting           Management      For     For           None
     of shareholders no.187 held on 2 April 2010

2    To acknowledge the annual report of the board of directors                Management      For     For           None

3    To consider and approve the financial statements for the year             Management      For     For           None
     ended 31 december 2010

4    To consider and approve the allocation of profit from the bank            Management      For     For           None
     operational results of year 2010 and dividend payment

5    To consider and approve the distribution of directors remuneration        Management      For     For           None
     for the year 2011 and the allocation of directors bonus for year
     2010

6A   To consider and elect the director in replacement of those retired        Management      For     For           None
     by rotation: Mr. Robert Ralph Parks

6B   To consider and elect the director in replacement of those retired        Management      For     For           None
     by rotation: Khunying Jada Wattanasiritham

6C   To consider and elect the director in replacement of those retired        Management      For     For           None
     by rotation: M.R. Disnadda Diskul

6D   To consider and elect the director in replacement of those retired        Management      For     For           None
     by rotation: Mr. Chirayu Isarangkun Na Ayuthaya

6E   To consider and elect the director in replacement of those retired        Management      For     For           None
     by rotation: Mr. Ekamol Kiriwat

7    To consider and appoint the auditors and fix the auditing fee             Management      For     For           None

8    To consider and approve the amendment to the bank articles of             Management      For     For           None
     association

9    To consider and approve the amendment to clause 4 of the bank             Management      For     For           None
     memorandum of association in order for it to be line with the conversion of preferred shares into ordinary shares in the year
     2010

ACCOUNT                                                                     UNAVAILABLE
NUMBER                    CUSTODIAN                 BALLOT SHARES           SHARES              VOTE DATE          DATE CONFIRMED
611262629                 58P                       106000                  0                   22-Mar-2011        31-Mar-2011



LOJAS RENNER SA, PORTO ALEGRE

SECURITY       P6332C102              MEETING TYPE  Annual General Meeting
TICKER SYMBOL  LREN3                  MEETING DATE  11-Apr-2011
ISIN           BRLRENACNOR1           AGENDA        702819028 - Management

                                                                                                                     PREFERRED
                                                                                                       FOR/AGAINST   PROVIDER
ITEM PROPOSAL                                                                  TYPE            VOTE    MANAGEMENT    RECOMMENDATION

CMMT IMPORTANT MARKET PROCESSING REQUIREMENT: A                                Non-Voting                            None
     BENEFICIAL OWNER SIGNED POWER OF ATTORNEY (POA)
     IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
     VOTING INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
     POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED.
     IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
     CLIENT SERVICE REPRESENTATIVE

CMMT PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE                           Non-Voting                            None
     TO ELECT A MEMBER MUST INCLUDE THE NAME OF THE
     CANDIDATE TO BE ELECTED. IF INSTRUCTIONS TO VOTE
     ON THIS ITEM IS RECEIVED WITHOUT A CANDIDATE'S
     NAME, YOUR VOTE WILL BE PROCESSED IN FAVOR OR
     AGAINST OF THE DEFAULT COMPANY'S CANDIDATE. THANK
     YOU.

CMMT PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN                        Non-Voting                            None
     THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY VOTES
     IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN
     ARE ALLOWED. THANK YOU

1    To examine, discuss and approve the financial statements relating         Management      For     For           None
     to the fiscal year that ended on December 31, 2010

2    To decide on the distribution of the profits from the fiscal year and     Management      For     For           None
     to distribute dividends

3    To elect the members of the board of directors and to set their           Management      For     For           None
     remuneration

4    To elect the members of the finance committee and set their               Management      For     For           None
     remuneration

ACCOUNT                                                                     UNAVAILABLE
NUMBER                    CUSTODIAN                 BALLOT SHARES           SHARES              VOTE DATE          DATE CONFIRMED
611262629                 58P                       28000                   0                   28-Mar-2011        01-Apr-2011


Page 14


BANK OF THE PHILIPPINE ISLANDS

SECURITY       Y0967S169              MEETING TYPE  Annual General Meeting
TICKER SYMBOL  BPI                    MEETING DATE  14-Apr-2011
ISIN           PHY0967S1694           AGENDA        702831428 - Management

                                                                                                                     PREFERRED
                                                                                                       FOR/AGAINST   PROVIDER
ITEM PROPOSAL                                                                  TYPE            VOTE    MANAGEMENT    RECOMMENDATION

1    Call of meeting to order                                                  Management      For     For           None

2    Certification of notice                                                   Management      For     For           None

3    Determination and declaration of quorum                                   Management      For     For           None

4    Approval of the minutes of the annual meeting of the stockholders         Management      For     For           None
     on April 15, 2010

5    Reading of annual report and approval of the bank's statement of          Management      For     For           None
     condition as of December 31, 2010 incorporated in the annual report

6    Approval and confirmation of all acts during the past year of the         Management      For     For           None
     board of directors, executive committee, and all other board and management committees and officers of BPI

7.1  Election of Jaime Augusto Zobel De Ayala II  as a member of               Management      For     For           None
     Board of Directors

7.2  Election of Aurelio R. Montinola III as a member of Board of              Management      For     For           None
     Directors

7.3  Election of Fernando Zobel De Ayala as a member of Board of               Management      For     For           None
     Directors

7.4  Election of Gerardo C. Ablaza, Jr. as a member of Board of                Management      For     For           None
     Directors

7.5  Election of Romeo L. Bernardo (independent director) as a                 Management      For     For           None
     member of Board of Directors

7.6  Election of Chng Sok Hui as a member of Board of Directors                Management      For     For           None

7.7  Election of Cezar P. Consing (independent director) as a member           Management      For     For           None
     of Board of Directors

7.8  Election of Octavio V. Espiritu (independent director) as a member        Management      For     For           None
     of Board of Directors

7.9  Election of Rebecca G. Fernando as a member of Board of                   Management      For     For           None
     Directors

7.10 Election of Khoo Teng Cheong as a member of Board of Directors            Management      For     For           None

7.11 Election of Xavier P. Loinaz (independent director) as a member           Management      For     For           None
     of Board of Directors

7.12 Election of Ma Yuen Lin Annie as a member of Board of Directors           Management      For     For           None

7.13 Election of Mercedita S. Nolledo as a member of Board of                  Management      For     For           None
     Directors

7.14 Election of Artemio V. Panganiban (independent director) as a             Management      For     For           None
     member of Board of Directors

7.15 Election of Oscar S. Reyes as a member of Board of Directors              Management      For     For           None

8    Election of external auditors and fixing their remuneration               Management      For     For           None

9    Directors' bonus                                                          Management      For     For           None

10   Other matters                                                             Non-Voting                            None

ACCOUNT                                                                     UNAVAILABLE
NUMBER                    CUSTODIAN                 BALLOT SHARES           SHARES              VOTE DATE          DATE CONFIRMED
611262629                 58P                       1188602                 0                   30-Mar-2011        30-Mar-2011



AKSIGORTA A S

SECURITY       M0376Z104              MEETING TYPE  Ordinary General Meeting
TICKER SYMBOL  AKGRT                  MEETING DATE  14-Apr-2011
ISIN           TRAAKGRT91O5           AGENDA        702845085 - Management

                                                                                                                     PREFERRED
                                                                                                       FOR/AGAINST   PROVIDER
ITEM PROPOSAL                                                                  TYPE            VOTE    MANAGEMENT    RECOMMENDATION

CMMT IMPORTANT MARKET PROCESSING REQUIREMENT: POWER                            Non-Voting                            None
     OF ATTORNEY (POA) REQUIRMENTS VARY BY CUSTODIAN.
     GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
     WOULD ELIMINATE THE NEED FOR THE INDIVIDUAL
     BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS
     ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER POA
     MAY BE REQUIRED. IF YOU HAVE ANY QUESTIONS PLEASE
     CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
     THANK YOU.

1    Opening and election of the presidential board                            Management      For     For           None

2    Delegating authority to chairmanship to sign the minutes of the           Management      For     For           None
     meeting

3    Reading and discussion of the reports of the board of directors           Management      For     For           None
     and auditors

4    Presentation of information to the shareholders about the                 Management      For     For           None
     donations and contributions during year 2010

5    Reading, discussing and approval of the balance sheet and                 Management      For     For           None
     income statements

6    Absolving the members of the board of directors and auditors              Management      For     For           None

7    Approval of the assignments made to the empty board                       Management      For     For           None
     membership

8    Approval of the assignments made to the empty audit committee             Management      For     For           None

9    Submitting approval of the board of directors for the elected             Management      For     For           None
     independent auditing firm

10   Delegating authority to the chairman and board members to make            Management      For     For           None
     written proceedings on articles 334 and 335 of the company

ACCOUNT                                                                     UNAVAILABLE
NUMBER                    CUSTODIAN                 BALLOT SHARES           SHARES              VOTE DATE          DATE CONFIRMED
611262629                 58P                       253000                  0                   31-Mar-2011        04-Apr-2011


Page 15


BANK POLSKA KASA OPIEKI SA

SECURITY       X0641X106              MEETING TYPE  Annual General Meeting
TICKER SYMBOL  DNBN                   MEETING DATE  19-Apr-2011
ISIN           PLPEKAO00016           AGENDA        702859921 - Management

                                                                                                                     PREFERRED
                                                                                                       FOR/AGAINST   PROVIDER
ITEM PROPOSAL                                                                  TYPE            VOTE    MANAGEMENT    RECOMMENDATION

CMMT  IMPORTANT MARKET PROCESSING REQUIREMENT: A                                Non-Voting                           None
      BENEFICIAL OWNER SIGNED POWER OF ATTORNEY (POA)
      IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
      VOTING INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
      POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED.
      IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
      CLIENT SERVICE REPRESENTATIVE

1     Open Meeting                                                              Management     For     For           None

2     Elect Meeting Chairman                                                    Management     For     For           None

3     Acknowledge Proper Convening of Meeting                                   Management     For     For           None

4     Elect Members of Vote Counting Commission                                 Management     For     For           None

5     Approve Agenda of Meeting                                                 Management     For     For           None

6     Receive Management Board Report on Company's Operations in                Management     For     For           None
      Fiscal 2010

7     Receive Financial Statements                                              Management     For     For           None

8     Receive Management Board Report on Group's Operations in                  Management     For     For           None
      Fiscal 2010

9     Receive Consolidated Financial Statements                                 Management     For     For           None

10    Receive Management Board Proposal on Allocation of Income                 Management     For     For           None

11    Receive Supervisory Board Reports                                         Management     For     For           None

12.1  Approve Management Board Report on Company's Operations in                Management     For     For           None
      Fiscal 2010

12.2  Approve Financial Statements                                              Management     For     For           None

12.3  Approve Management Board Report on Group's Operations in                  Management     For     For           None
      Fiscal 2010

12.4  Approve Consolidated Financial Statements                                 Management     For     For           None

12.5  Approve Allocation of Income and Dividends of PLN 6.80 per                Management     For     For           None
      Share

12.6  Approve Supervisory Board Report on Board's Activities in Fiscal          Management     For     For           None
      2010

12.7a Approve Discharge of Jerzy Woznicki (Supervisory Board                    Management     For     For           None
      Chairman)

12.7b Approve Discharge of Federico Ghizzoni (Deputy Chairman of                Management     For     For           None
      Supervisory Board)

12.7c Approve Discharge of Pawel Dangel (Supervisory Board Member)              Management     For     For           None

12.7d Approve Discharge of Oliver Greene (Supervisory Board Member)             Management     For     For           None

12.7e Approve Discharge of Enrico Pavoni (Supervisory Board Member)             Management     For     For           None

12.7f Approve Discharge of Leszek Pawlowicz (Supervisory Board                  Management     For     For           None
      Member)

12.7g Approve Discharge of Krzysztof Pawlowski (Supervisory Board               Management     For     For           None
      Member)

12.7h Approve Discharge of Paolo Fiorentino (Supervisory Board                  Management     For     For           None
      Member)

12.7i Approve Discharge of Alicja Kornasiewicz (Supervisory Board               Management     For     For           None
      Member)

12.7j Approve Discharge of Roberto Nicastro (Supervisory Board                  Management     For     For           None
      Member)

12.7k Approve Discharge of Sergio Ermotti (Supervisory Board Member)            Management     For     For           None

12.8a Approve Discharge of Alicja Kornasiewicz (CEO)                            Management     For     For           None

12.8b Approve Discharge of Luigi Lovaglio (Management Board                     Management     For     For           None
      Member)

12.8c Approve Discharge of Diego Biondo (Management Board                       Management     For     For           None
      Member)

12.8d Approve Discharge of Marco Iannaccone (Management Board                   Management     For     For           None
      Member)

12.8e Approve Discharge of Andrzej Kopyrski (Management Board                   Management     For     For           None
      Member)

12.8f Approve Discharge of Grzegorz Piwowar (Management Board                   Management     For     For           None
      Member)

12.8g Approve Discharge of Marian Wazynski (Management Board                    Management     For     For           None
      Member)

12.8h Approve Discharge of Jan Krzysztof Bielecki (Management Board             Management     For     For           None
      Member)

13    Approve Changes in Composition of Supervisory Board                       Management     Abstain Against       None

14    Amend Level of Remuneration of Supervisory Board Members                  Management     Abstain Against       None

15    Amend Statute Re: Corporate Purpose                                       Management     For     For           None

16    Authorize Supervisory Board to Approve Consolidated Text of               Management     For     For           None
      Statute

17    Close Meeting                                                             Management     For     For           None

CMMT  DELETION OF REVISION COMMENT. THANK YOU.                                  Non-Voting                           None

ACCOUNT                                                                     UNAVAILABLE
NUMBER                    CUSTODIAN                 BALLOT SHARES           SHARES              VOTE DATE          DATE CONFIRMED
611262629                 58P                       16000                   0                   30-Mar-2011        01-Apr-2011


Page 16


BRITISH AMERICAN TOBACCO (MALAYSIA) BHD

SECURITY       Y0971P110              MEETING TYPE  Annual General Meeting
TICKER SYMBOL  BATS                   MEETING DATE  19-Apr-2011
ISIN           MYL4162OO003           AGENDA        702926570 - Management

                                                                                                                     PREFERRED
                                                                                                       FOR/AGAINST   PROVIDER
ITEM PROPOSAL                                                                  TYPE            VOTE    MANAGEMENT    RECOMMENDATION

CMMT PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING                          Non-Voting                            None
     ID 804888 DUE TO ADDITION OF RESOLUTIONS. ALL VOTES
     RECEIVED ON THE PREVIOUS MEETING WILL BE
     DISREGARDED AND YOU WILL NEED TO REINSTRUCT ON
     THIS MEETING NOTICE. THANK YOU.

CMMT PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO                              Non-Voting                            None
     VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR ALL
     RESOLUTIONS. THANK YOU.

1    Receive the Audited Financial Statements for the financial year           Management      For     For           None
     ended 31 December 2010 and the Reports of the Directors and
     Auditors thereon

2    Re-elect Mr. Toh Ah Wah who retires by rotation in accordance             Management      For     For           None
     with Articles 97(1) and (2) of the Company's Articles of
     Association

3    Re-elect Mr. James Richard Suttie who retires by rotation in              Management      For     For           None
     accordance with Articles 97(1) and (2) of the Company's Articles of Association

4    Re-elect Dato' Chan Choon Ngai who retires in accordance with             Management      For     For           None
     Article 103 of the Company's Articles of Association

5    Re-elect Mr. Andreas Michael Thompson who retires in                      Management      For     For           None
     accordance with Article 103 of the Company's Articles of
     Association

6    Re-appointment of Tan Sri Abu Talib bin Othman in accordance              Management      For     For           None
     with Section 129(6) of the Companies Act, 1965

7    Re-appoint Messrs. PricewaterhouseCoopers as Auditors of the              Management      For     For           None
     Company for the financial year ending 31 December 2011 and to authorise the Directors to fix their remuneration

8    Proposed Renewal of Shareholders' Mandate for British American            Management      For     For           None
     Tobacco (Malaysia) Berhad and its Subsidiaries to enter into
     Recurrent Related Party Transactions of revenue or trading nature with Related Parties

ACCOUNT                                                                     UNAVAILABLE
NUMBER                    CUSTODIAN                 BALLOT SHARES           SHARES              VOTE DATE          DATE CONFIRMED
611262629                 58P                       70300                   0                   12-Apr-2011        14-Apr-2011



SOUZA CRUZ S.A.

SECURITY       P26663107              MEETING TYPE  ExtraOrdinary General Meeting
TICKER SYMBOL  CRUZ3                  MEETING DATE  25-Apr-2011
ISIN           BRCRUZACNOR0           AGENDA        702882425 - Management

                                                                                                                     PREFERRED
                                                                                                       FOR/AGAINST   PROVIDER
ITEM PROPOSAL                                                                  TYPE            VOTE    MANAGEMENT    RECOMMENDATION

CMMT PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING                          Non-Voting                            None
     ID 805614 DUE TO CHANGE IN VOTING STATUS. ALL VOTES
     RECEIVED ON THE PREVIOUS MEETING WILL BE
     DISREGARDED AND YOU WILL NEED TO REINSTRUCT ON
     THIS MEETING NOTICE. THANK YOU.

CMMT IMPORTANT MARKET PROCESSING REQUIREMENT: A                                Non-Voting                            None
     BENEFICIAL OWNER SIGNED POWER OF ATTORNEY (POA)
     IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
     VOTING INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
     POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED.
     IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
     CLIENT SERVICE REPRESENTATIVE

CMMT PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE                           Non-Voting                            None
     TO ELECT A MEMBER MUST INCLUDE THE NAME OF THE
     CANDIDATE TO BE ELECTED. IF INSTRUCTIONS TO VOTE
     ON THIS ITEM IS RECEIVED WITHOUT A CANDIDATE'S
     NAME, YOUR VOTE WILL BE PROCESSED IN FAVOR OR
     AGAINST OF THE DEFAULT COMPANY'S CANDIDATE. THANK
     YOU.

CMMT PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN                        Non-Voting                            None
     THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
     VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/OR
     ABSTAIN ARE ALLOWED. THANK YOU

I    To elect the members of the board of directors                            Management      For     For           None

II   To set the global remuneration of the board of directors                  Management      For     For           None

III  To install the finance committee                                          Management      For     For           None

IV   To elect the members of the finance committee and set their               Management      Abstain Against       None
     remuneration

ACCOUNT                                                                     UNAVAILABLE
NUMBER                    CUSTODIAN                 BALLOT SHARES           SHARES              VOTE DATE          DATE CONFIRMED
611262629                 58P                       96500                   0                   14-Apr-2011        15-Apr-2011



BIM BIRLESIK MAGAZALAR AS

SECURITY       M2014F102              MEETING TYPE  Annual General Meeting
TICKER SYMBOL  BIMAS                  MEETING DATE  27-Apr-2011
ISIN           TREBIMM00018           AGENDA        702933385 - Management

                                                                                                                     PREFERRED
                                                                                                       FOR/AGAINST   PROVIDER
ITEM PROPOSAL                                                                  TYPE            VOTE    MANAGEMENT    RECOMMENDATION

CMMT IMPORTANT MARKET PROCESSING REQUIREMENT: POWER                            Non-Voting                            None
     OF ATTORNEY (POA) REQUIRMENTS VARY BY CUSTODIAN.
     GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
     WOULD ELIMINATE THE NEED FOR THE INDIVIDUAL
     BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS
     ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER POA
     MAY BE REQUIRED. IF YOU HAVE ANY QUESTIONS PLEASE
     CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
     THANK YOU.

1    Opening, election of the presidency of board and authorizing them         Management      For     For           None
     to sign the minutes of meeting

2    Reading and discussion of the reports of board members, auditors          Management      For     For           None
     and the independent audit firm

3    Discussion and approval of balance sheet and income statements            Management      For     For           None

4    Take a decision for dividend distribution                                 Management      For     For           None

5    Release of board members and auditors                                     Management      For     For           None

6    Election of board members and determination on their attendance           Management      Abstain Against       None
     fees

7    Election of two auditors and determination on their wages                 Management      Abstain Against       None

8    Permitting the board members as per items 334 and 335 of TCC              Management      For     For           None

9    Informing shareholders about donations                                    Management      For     For           None

10   Informing shareholders about given collaterals, mortgages, pawns          Management      For     For           None
     and pledges to the third parties

11   Approval of the independent audit firm                                    Management      Abstain Against       None

12   Wishes                                                                    Management      For     For           None

ACCOUNT                                                                     UNAVAILABLE
NUMBER                    CUSTODIAN                 BALLOT SHARES           SHARES              VOTE DATE          DATE CONFIRMED
611262629                 58P                       27220                   0                   14-Apr-2011        18-Apr-2011


Page 17


ULTRAPAR PARTICIPACOES S A

SECURITY       P94396101              MEETING TYPE  Annual General Meeting
TICKER SYMBOL  UGP                    MEETING DATE  27-Apr-2011
ISIN           BRUGPAACNPR5           AGENDA        702952929 - Management

                                                                                                                     PREFERRED
                                                                                                       FOR/AGAINST   PROVIDER
ITEM PROPOSAL                                                                  TYPE            VOTE    MANAGEMENT    RECOMMENDATION

CMMT IMPORTANT MARKET PROCESSING REQUIREMENT: A                                Non-Voting                            None
     BENEFICIAL OWNER SIGNED POWER OF ATTORNEY (POA)
     IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
     VOTING INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
     POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED.
     IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
     CLIENT SERVICE REPRESENTATIVE

CMMT PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS                               Non-Voting                            None
     CAN VOTE ON ITEM 4 AND 5 ONLY. THANK YOU.

CMMT PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE                           Non-Voting                            None
     TO ELECT A MEMBER MUST INCLUDE THE NAME OF THE
     CANDIDATE TO BE ELECTED. IF INSTRUCTIONS TO VOTE
     ON THIS ITEM IS RECEIVED WITHOUT A CANDIDATE'S
     NAME, YOUR VOTE WILL BE PROCESSED IN FAVOR OR
     AGAINST OF THE DEFAULT COMPANY'S CANDIDATE. THANK
     YOU.

CMMT PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN                        Non-Voting                            None
     THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY VOTES
     IN FAVOR AND/OR ABSTAIN OR AGAINST AND/OR ABSTAIN
     ARE ALLOWED. THANK YOU

1    To examine, discuss and vote upon the board of directors' annual          Non-Voting                            None
     report, the financial statements and independent auditor's and finance committee report relating to fiscal year ending December
     31, 2010

2    To consider the proposal for the capital budget for the year 2011         Non-Voting                            None

3    To decide on the allocation of the net profits from the fiscal year       Non-Voting                            None
     ended on December 31, 2010

4    To elect the members of the board of directors and set their              Management      For     For           None
     remuneration

5    To elect the members of the finance committee, and set their              Management      Abstain Against       None
     remuneration

ACCOUNT                                                                     UNAVAILABLE
NUMBER                    CUSTODIAN                 BALLOT SHARES           SHARES              VOTE DATE          DATE CONFIRMED
611262629                 58P                       84000                   0                   19-Apr-2011        20-Apr-2011


Page 18


GEDEON RICHTER LTD

SECURITY       X3124R133              MEETING TYPE  Annual General Meeting
TICKER SYMBOL  RICHT                  MEETING DATE  27-Apr-2011
ISIN           HU0000067624           AGENDA        702965192 - Management

                                                                                                                     PREFERRED
                                                                                                       FOR/AGAINST   PROVIDER
ITEM PROPOSAL                                                                  TYPE            VOTE    MANAGEMENT    RECOMMENDATION

CMMT PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING                          Non-Voting                            None
     ID 817532 DUE TO CHANGE IN VOTING STATUS. ALL VOTES
     RECEIVED ON THE PREVIOUS MEETING WILL BE
     DISREGARDED AND YOU WILL NEED TO REINSTRUCT ON
     THIS MEETING NOTICE. THANK YOU.

CMMT MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL                             Non-Voting                            None
     OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF AN
     ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
     NEED TO PROVIDE THE BREAKDOWN OF EACH
     BENEFICIAL OWNER NAME, ADDRESS AND SHARE
     POSITION TO YOUR CLIENT SERVICE REPRESENTATIVE.
     THIS INFORMATION IS REQUIRED IN ORDER FOR YOUR
     VOTE TO BE LODGED

CMMT IMPORTANT MARKET PROCESSING REQUIREMENT: A                                Non-Voting                            None
     BENEFICIAL OWNER SIGNED POWER OF ATTORNEY (POA)
     IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
     VOTING INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
     POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED.
     IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
     CLIENT SERVICE REPRESENTATIVE

1    The Annual General Meeting ("AGM") has approved the use of a              Management      For     For           None
     computerised voting machine for the official counting of the votes during the AGM

2    The AGM has approved that a sound recording shall be made of              Management      For     For           None
     the proceedings of the AGM in order to assist in the preparation of the minutes of the AGM. The sound recording shall not be used for the purpose of the preparation of a verbatim version of the minutes

3    The AGM has appointed dr. Andras Szecskay to chair the Annual             Management      For     For           None
     General Meeting held on April 27, 2011, Mrs. Jozsefne Figuly to be the keeper of the minutes, Mr. Andras Rado, an individual shareholder, to confirm the minutes of the meeting, and Mr.
     Robert Rohaly, to be the chairman of the vote counting committee

4    The AGM - taking into account and accepting the Report                    Management      For     For           None
     submitted by PricewaterhouseCoopers Ltd., in its capacity as statutory auditor of the Company, and the Report submitted by the
     Supervisory Board which including the report of the Audit
     Committee as well - has acknowledged and approved the Report of the Board of Directors of the Company regarding the operation and business activities of the Company in the 2010 business year

5    The AGM has approved the payment of HUF 16,009,208,740 as a               Management      For     For           None
     dividend (which is equal to 86 % of the face value of the common shares, that is HUF 860 per share) relating to the common shares from the 2010 after-tax profit of the Company amounting to HUF
     64,039,393,959. The AGM instructed the Board of Directors to pay the dividends proportionally with the number of shares to the common shareholders registered in the Share Register on June
     7, 2011. The payment of the dividends shall commence on June
     15, 2011. The detailed rules of the dividends payments shall be set out and published by May 20, 2011 by the Board of Directors

6    The AGM has approved that the amount of HUF 48,030,185,219 -              Management      For     For           None
     which amount remained from the HUF 64,039,393,959 after-tax profit of the Company for the business year 2010, after the payment of the dividends relating to the common shares - shall be deposited into the accumulated profit reserves of the Company

7    The AGM has accepted and has approved the 2010 Annual                     Management      For     For           None
     Report of the Company, including the audited 2010 balance sheet with a total of HUF 560,004 million and HUF 64,040 million as the after-tax profit, prepared and audited in accordance with
     Hungarian accounting principles by PricewaterhouseCoopers Ltd.
     (Eva Barsi, auditor)

8    The AGM - taking into account and accepting the Report                    Management      For     For           None
     submitted by PricewaterhouseCoopers Ltd., in its capacity as statutory auditor of the Company, and the Report submitted by the
     Supervisory Board including the report of the Audit Committee -
     has acknowledged and approved the consolidated Report of the
     Board of Directors regarding the operation and business activities of the Richter Group in the 2010 business year prepared in accordance with international accounting standards, with a balance sheet total of HUF 598,820 million and HUF 64,640
     million as the profit for the year

9    The AGM - taking into account the approval by the Supervisory             Management      For     For           None
     Board - has acknowledged and approved the Corporate
     Governance Report of the Company as proposed by the Board of
     Directors of the Company

10   The AGM has approved the amendment of the Statutes                        Management      For     For           None
     concerning the Preamble according to Annex 1 Section 1 of the
     Minutes of the AGM, as well as the consolidated version of the
     Company's Statutes including such modification

11   The AGM has approved the amendment of the Statutes                        Management      For     For           None
     concerning the rights of the shareholder (Section 7.11.1.)
     according to Annex 1 Section 2 of the Minutes of the AGM, as well as the consolidated version of the Company's Statutes including such modification

12   The AGM has approved the amendment of the Statutes                        Management      For     For           None
     concerning the exclusive competence of the General Meeting
     (Section 12.1.) according to Annex 1 Section 3 of the Minutes of the AGM, as well as the consolidated version of the Company's
     Statutes including such modification

13   The AGM has approved the amendment of the Statutes                        Management      For     For           None
     concerning the regulations regarding on delisting of shares from the Stock Exchange (Section 12.3.) according to Annex 1 Section
     4 of the Minutes of the AGM, as well as the consolidated version of the Company's Statutes including such modification

14   The AGM has approved the amendment of the Statutes                        Management      For     For           None
     concerning the regulations on voting (Section 13.1) according to
     Annex 1 Section 5 of the Minutes of the AGM, as well as the consolidated version of the Company's Statutes including such modification

15   The AGM has authorized the Board of Directors of the Company              Management      For     For           None
     to purchase its own common shares (i.e. shares issued by
     Gedeon Richter Plc.), by the date of the year 2012 AGM, either in circulation on or outside the stock exchange, the aggregated nominal value of which shall not exceed 10% of the then
     prevailing registered capital of the Company (that is 1,863,748 shares) and at a purchase price which shall not be higher than

     +10% of the trading price at the stock exchange. The purchase of its own shares shall serve the following purposes: - the facilitation of the realization of Richter's strategic objectives, thus particularly the use of its own shares as means of payment in acquisition transactions - the assurance of shares required for the incentive systems for Richter's share-based employees and executive employees

16   The AGM has approved the re-election of Mr. William de Gelsey             Management      For     For           None
     as Member of the Board of Directors for a period of 3 years expiring on the AGM in 2014

17   The AGM has approved the re-election of Mr. Erik Bogsch as                Management      For     For           None
     Member of the Board of Directors for a period of 3 years expiring on the AGM in 2014


Page 19


18   The AGM has approved the re-election of Dr. Laszlo Kovacs as              Management      For     For           None
     Member of the Board of Directors for a period of 3 years expiring on the AGM in 2014

19   The AGM has approved the re-election of Dr. Tamas Meszaros as             Management      For     For           None
     Member of the Board of Directors for a period of 3 years expiring on the AGM in 2014

20   The AGM has approved the re-election of Dr. Gabor Perjes as               Management      For     For           None
     Member of the Board of Directors for a period of 3 years expiring on the AGM in 2014

21   The AGM has approved the re-election of Prof. Dr. Szilveszter Vizi        Management      For     For           None
     E. as Member of the Board of Directors for a period of 3 years expiring on the AGM in 2014

22   The AGM has approved the election of Gergely Horvath as                   Management      For     For           None
     Member of the Board of Directors for a period of 3 years expiring on the AGM in 2014

23   The AGM has approved the unchanged honoraria for the                      Management      For     For           None
     members of the Company's Board of Directors for 2011 effective as of January 1, 2011 according to the following: President of the
     Board of Directors HUF 600,000/month Members of the Board of
     Directors HUF 500,000/month/member

24   The AGM has approved the shareholder motion of Pioneer                    Management      For     For           None
     Befektetesi Alapkezelo Zrt. (Pioneer Investment Fund Manager
     Co. Ltd.) according to which the president and members of the
     Board of Directors shall receive the following reward for their annual activities: President of the Board of Directors: HUF
     600,000 Members of the Board of Directors: HUF
     500,000/member

25   The AGM has approved the unchanged honoraria for the                      Management      For     For           None
     members of the Company's Supervisory Board in regard to the
     2011 business year as of January 1, 2011 as follows: Chairman of the Supervisory Board: 440,000 HUF/month Members of the
     Supervisory Board: 360,000 HUF/month/member

26   The AGM has approved the election of PricewaterhouseCoopers               Management      For     For           None
     Ltd. (H-1077 Budapest, Wesselenyi u. 16., registration no.:
     001464, individual auditor in charge: Ms. Eva Barsi, registration
     no.: 002945) as the Company's statutory auditor for a period of one year expiring on April 30, 2012, but not later than the approval of the 2011 consolidated report

27   The AGM has approved the honoraria amounting to HUF 19                    Management      For     For           None
     million + VAT for PricewaterhouseCoopers Ltd. for its
     performance as auditor of the Company in 2011. The honoraria includes the fee for the auditing of the non-consolidated 2011 annual report and business report in accordance with the
     Hungarian accounting act, the fee for the auditor's report relating to the 2011 consolidated report and business report prepared in accordance with IFRS accounting principles, the fee for auditing the Company's interim financial statement which shall be
     completed on the accounting date of August 31, 2011 in
     accordance with the Hungarian accounting act, and the reviewing of the quarterly reports prepared for the Budapest Stock
     Exchange

Account Number            Custodian                 Ballot Shares           Unavailable     Vote Date          Date Confirmed
                                                                            SHARES
611262629                 58P                       5300                    0               18-Apr-2011        18-Apr-2011
611262629                 58P                       200                     0               18-Apr-2011        20-Apr-2011



MULTIPLAN EMPREENDIMENTOS IMOBILIARIOS SA

SECURITY       P69913104              MEETING TYPE  Annual General Meeting
TICKER SYMBOL  MULT3                  MEETING DATE  29-Apr-2011
ISIN           BRMULTACNOR5           AGENDA        702918105 - Management

                                                                                                                     PREFERRED
                                                                                                       FOR/AGAINST   PROVIDER
ITEM PROPOSAL                                                                  TYPE            VOTE    MANAGEMENT    RECOMMENDATION

CMMT IMPORTANT MARKET PROCESSING REQUIREMENT: A                                Non-Voting                            None
     BENEFICIAL OWNER SIGNED POWER OF ATTORNEY (POA)
     IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
     VOTING INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
     POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED.
     IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
     CLIENT SERVICE REPRESENTATIVE

CMMT PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN                        Non-Voting                            None
     THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY VOTES
     IN FAVOR AND/OR ABSTAIN OR AGAINST AND/OR ABSTAIN
     ARE ALLOWED. THANK YOU

I    To examine, discuss and vote upon the board of directors' annual          Management      For     For           None
     report, the financial statements and independent auditor's report relating to fiscal year ending December 31, 2010

II   Destination of the year end results of 2010 and the distribution of       Management      For     For           None
     dividends

III  To set the global annual remuneration of the company directors            Management      For     For           None

ACCOUNT                                                                     UNAVAILABLE
NUMBER                    CUSTODIAN                 BALLOT SHARES           SHARES              VOTE DATE          DATE CONFIRMED
611262629                 58P                       33000                   0                   22-Apr-2011        25-Apr-2011



GRUPO FINANCIERO BANORTE S A B DE C V

SECURITY       P49501201              MEETING TYPE  Annual General Meeting
TICKER SYMBOL  GBOOY                  MEETING DATE  29-Apr-2011
ISIN           MXP370711014           AGENDA        702938525 - Management

                                                                                                                     PREFERRED
                                                                                                       FOR/AGAINST   PROVIDER
ITEM PROPOSAL                                                                  TYPE            VOTE    MANAGEMENT    RECOMMENDATION

I    Presentation and approval of the reports referred in section iv,          Management      For     For           None
     article 28 of the securities market law, corresponding to the year ended December 31st, 2010

II   Distribution of                                                           Management      For     For           None
     profits

III  Discussion and approval of a proposed cash dividend payment               Management      For     For           None
     equivalent to Ps MXN 0.18 per share

IV   Appointment of the company's board of directors members and               Management      For     For           None
     qualify their independence

V    Determine the compensation for the company's board of directors           Management      For     For           None
     members

VI   Designation of the audit and corporate practices' committee               Management      For     For           None
     members

VII  Board of directors' report regarding shares repurchase                    Management      For     For           None
     transactions carried out during 2010 and determination of the maximum amount of financial resources that will be applied for share repurchases during 2011

VIII Approval to certify the company's by-laws                                 Management      For     For           None

IX   Designation of delegate(s) to formalize and execute the                   Management      For     For           None
     resolutions passed by the assembly

X    Drafting, reading and approval of the assembly's minutes                  Management      For     For           None

Account Number            Custodian                 Ballot Shares           Unavailable     Vote Date          Date Confirmed
                                                                            SHARES
611262629                 58P                       316000                  0               15-Apr-2011        19-Apr-2011


Page 20


LOJAS RENNER SA, PORTO ALEGRE

SECURITY       P6332C102              MEETING TYPE  ExtraOrdinary General Meeting
TICKER SYMBOL  LREN3                  MEETING DATE  04-May-2011
ISIN           BRLRENACNOR1           AGENDA        702926380 - Management

                                                                                                                     PREFERRED
                                                                                                       FOR/AGAINST   PROVIDER
ITEM PROPOSAL                                                                  TYPE            VOTE    MANAGEMENT    RECOMMENDATION

CMMT IMPORTANT MARKET PROCESSING REQUIREMENT: A                                Non-Voting                            None
     BENEFICIAL OWNER SIGNED POWER OF ATTORNEY (POA)
     IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
     VOTING INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
     POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED.
     IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
     CLIENT SERVICE REPRESENTATIVE

1    Ratification of the appointment and hiring of KPMG Corporate              Management      For     For           None
     Finance LTDA. A Company with its head office in the city of Sao
     Paulo, state of Sao Paulo, at Av. Nove De Julho, 5109, sixth floor, with Brazilian corporate taxpayer id number 48.883.938.0001.23, from here onwards KPMG, as the specialized company
     responsible for the preparation of the valuation report of Maxmix
     Comercial LTDA. Camicado Houseware, a limited business
     company with its head office in the city of Sao Paulo, state of Sao
     Paulo, at Avenida Ibirapuera, 3103, store m 38, with Brazilian corporate taxpayer id number 03.002.339.0001.15, from here onwards Maxmix, for the purposes provided for in paragraph 1 of article 256 of law number 6404.76, as amended, from here
     onwards the Brazilian share corporation law

2    Approval of the Maxmix valuation report prepared by KPMG                  Management      For     For           None

3    For compliance of that which is provided for in paragraph 1 of            Management      For     For           None
     article 256 of the Brazilian share corporation law, approval of the transaction for the acquisition of all of the shares representative of the capital of Maxmix, through the subsidiary of the company,
     Renner Emprendimentos LTDA. In accordance with the terms of that which is provided for in the private agreement for the purchase and sale of quotas that was entered into on April 4,
     2011, as approved by the Board of Directors at a meeting on April
     1, 2011, with it being CONTD

CONT CONTD recorded that, bearing in mind that the shares issued by            Non-Voting                            None
     the Company meet requirements for liquidity and dispersed
     ownership provided for in line ii of article 137 of the Brazilian share corporation law, the shareholders who dissent in the resolution will not have the right of withdrawal provided for in paragraph 2 of article 256 of the same law

4    To authorize the executive committee of the Company to do all the         Management      For     For           None
     acts necessary for the implementation of the resolutions passed at the extraordinary general meeting

CMMT PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN                        Non-Voting                            None
     THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
     VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/OR
     ABSTAIN ARE ALLOWED. THANK YOU

CMMT PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT                        Non-Voting                            None
     OF ADDITIONAL COMMENT. IF YOU HAVE ALREADY SENT
     IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
     FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
     INSTRUCTIONS. THANK YOU.

Account Number            Custodian                 Ballot Shares           Unavailable     Vote Date          Date Confirmed
                                                                            SHARES
611262629                 58P                       28000                   0               28-Apr-2011        28-Apr-2011



STANDARD CHARTERED PLC, LONDON

SECURITY       G84228157              MEETING TYPE  Annual General Meeting
TICKER SYMBOL  STAN                   MEETING DATE  05-May-2011
ISIN           GB0004082847           AGENDA        702874238 - Management

                                                                                                                     PREFERRED
                                                                                                       FOR/AGAINST   PROVIDER
ITEM PROPOSAL                                                                  TYPE            VOTE    MANAGEMENT    RECOMMENDATION

1    To receive the report and accounts                                        Management      For     For           None

2    To declare the final dividend                                             Management      For     For           None

3    To approve the directors' remuneration report                             Management      For     For           None

4    To re-elect Mr S P Bertamini, an executive director                       Management      For     For           None

5    To re-elect Mr J S Bindra, an executive director                          Management      For     For           None

6    To re-elect Mr R Delbridge, a non-executive director                      Management      For     For           None

7    To re-elect Mr J F T Dundas, a non-executive director                     Management      For     For           None

8    To re-elect Miss V F Gooding CBE, a non-executive director                Management      For     For           None

9    To re-elect Dr Han Seung-soo KBE, a non-executive director                Management      For     For           None

10   To re-elect Mr S J Lowth, a non-executive director                        Management      For     For           None

11   To re-elected Mr R H P Markham, a non-executive director                  Management      For     For           None

12   To re-elect Ms R Markland, a non-executive director                       Management      For     For           None

13   To re-elect Mr R H Meddings, an executive director                        Management      For     For           None

14   To re-elect Mr J G H Paynter, a non-executive director                    Management      For     For           None

15   To re-elect Mr J W Peace, as Chairman                                     Management      For     For           None

16   To re-elect Mr A M G Rees, an executive director                          Management      For     For           None

17   To re-elect Mr P A Sands, an executive director                           Management      For     For           None

18   To re-elect Mr P D Skinner, a non-executive director                      Management      For     For           None

19   To re-elect Mr O H J Stocken, a non-executive director                    Management      For     For           None

20   To re-appoint KPMG Audit Plc as Auditor to the company from the           Management      For     For           None
     end of the agm until the end of next year's agm

21   To authorise the Board to set the auditor's fees                          Management      For     For           None

22   To authorise the Company and its subsidiaries to make political           Management      For     For           None
     donations

23   To authorise the board to allot shares                                    Management      For     For           None

24   To extend the authority to allot shares                                   Management      For     For           None

25   To approve the 2011 Standard Chartered Share Plan                         Management      For     For           None

26   To disapply pre-emption rights                                            Management      For     For           None

27   To authorise the Company to buy back its ordinary shares                  Management      For     For           None

28   To authorise the Company to buy back its preference shares                Management      For     For           None

29   To authorise the Company to call a general meeting other than an          Management      For     For           None
     annual general meeting on not less than 14 clear days' notice

CMMT PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT                        Non-Voting                            None
     OF AUDITOR NAME IN RESOLUTION 20. IF YOU HAVE
     ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
     THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
     ORIGINAL INSTRUCTIONS. THANK YOU.

Account Number            Custodian                 Ballot Shares           Unavailable     Vote Date          Date Confirmed
                                                                            SHARES
611262629                 58P                       51408                   0               21-Apr-2011        27-Apr-2011


Page 21


PT ASTRA INTL TBK

SECURITY       Y7117N149              MEETING TYPE  Annual General Meeting
TICKER SYMBOL  ASII                   MEETING DATE  06-May-2011
ISIN           ID1000057607           AGENDA        703000757 - Management

                                                                                                                     PREFERRED
                                                                                                       FOR/AGAINST   PROVIDER
ITEM PROPOSAL                                                                  TYPE            VOTE    MANAGEMENT    RECOMMENDATION

1    Approval of the annual report and ratification of the financial           Management      For     For           None
     statement of the company for book year 2010

2    Determination on the appropriation of the company's net profit for        Management      For     For           None
     book year 2010

3    Appointment of the members of board of directors of the company           Management      Abstain Against       None
     and determine the salary and honorarium of the company's board

4    Appointment of the public accountant firm for book year 2011              Management      For     For           None

Account Number            Custodian                 Ballot Shares           Unavailable     Vote Date          Date Confirmed
                                                                            SHARES
611262629                 58P                       230000                  0               28-Apr-2011        05-May-2011



HACI OMER SABANCI HLDG S A

SECURITY       M8223R100              MEETING TYPE  Ordinary General Meeting
TICKER SYMBOL  SAHOL                  MEETING DATE  10-May-2011
ISIN           TRASAHOL91Q5           AGENDA        702929588 - Management

                                                                                                                     PREFERRED
                                                                                                       FOR/AGAINST   PROVIDER
ITEM PROPOSAL                                                                  TYPE            VOTE    MANAGEMENT    RECOMMENDATION

1    Opening and forming the presidency of board                               Management      For     For           None

2    Authorizing the presidency of board to sign the minutes of meeting        Management      For     For           None

3    Reading and discussion of the reports of board members and                Management      For     For           None
     auditors

4    Informing shareholders about donations                                    Management      For     For           None

5    Discussion and approval of balance sheet and profit and loss              Management      For     For           None
     reports. determination on dividend distribution

6    Release of board members and auditors                                     Management      For     For           None

7    Approval on election of board members                                     Management      For     For           None

8    Approval of the independent audit firm                                    Management      For     For           None

9    Permitting the board members as per items 334 and 335 of Tcc              Management      For     For           None

     IMPORTANT MARKET PROCESSING REQUIREMENT: POWER                            Non-Voting                            None
     OF ATTORNEY (POA) REQUIRMENTS VARY BY CUSTODIAN.
     GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
     WOULD ELIMINATE THE NEED FOR THE INDIVIDUAL
     BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS A
     RRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER POA
     MAY BE REQUIRED. IF YOU HAVE ANY QUESTIONS PLEASE
     CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
     THANK YOU.

     PLEASE NOTE THAT THIS IS A REVISION DUE TO INCLUSION                      Non-Voting                            None
     OF COMMENT. IF YOU HAVE ALREADY SENT IN YOUR
     VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
     UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
     INSTRUCTIONS. THANK YOU.

Account Number            Custodian                 Ballot Shares           Unavailable     Vote Date          Date Confirmed
                                                                            SHARES
611262629                 58P                       181149.89               0               27-Apr-2011        29-Apr-2011



PETROCHINA CO LTD

SECURITY       Y6883Q104              MEETING TYPE  Annual General Meeting
TICKER SYMBOL  PTR                    MEETING DATE  18-May-2011
ISIN           CNE1000003W8           AGENDA        702887855 - Management

                                                                                                                     PREFERRED
                                                                                                       FOR/AGAINST   PROVIDER
ITEM PROPOSAL                                                                  TYPE            VOTE    MANAGEMENT    RECOMMENDATION

CMMT PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE                          Non-Voting                            None
     BY CLICKING ON THE URL LINK:
     http://www.hkexnews.hk/listedco/listconews/sehk/20110331/LTN2
     0110331790.pdf

1    To consider and approve the Report of the Board of Directors of           Management      For     For           None
     the Company for the year 2010

2    To consider and approve the Report of the Supervisory                     Management      For     For           None
     Committee of the Company for the year 2010

3    To consider and approve the Audited Financial Statements of the           Management      For     For           None
     Company for the year 2010

4    To consider and approve the declaration and payment of the final          Management      For     For           None
     dividends for the year ended 31 December 2010 in the amount and in the manner recommended by the Board of Directors

5    To consider and approve the authorisation of the Board of                 Management      For     For           None
     Directors to determine the distribution of interim dividends for the year 2011

6    To consider and approve the continuation of appointment of                Management      For     For           None
     PricewaterhouseCoopers, Certified Public Accountants, as the
     international auditors of the Company and
     PricewaterhouseCoopers Zhong Tian CPAs Company Limited,
     Certified Public Accountants, as the domestic auditors of the
     Company, for the year 2011 and to authorise the Board of
     Directors to fix their remuneration

7.A  To consider and approve the election of Mr Jiang Jiemin as                Management      For     For           None
     Director of the Company

7.B  To consider and approve the election of Mr Zhou Jiping as                 Management      For     For           None
     Director of the Company

7.C  To consider and approve the election of Mr Wang Yilin as Director         Management      For     For           None
     of the Company

7.D  To consider and approve the election of Mr Li Xinhua as Director          Management      For     For           None
     of the Company

7.E  To consider and approve the election of Mr Liao Yongyuan as               Management      For     For           None
     Director of the Company

7.F  To consider and approve the election of Mr Wang Guoliang as               Management      For     For           None
     Director of the Company

7.G  To consider and approve the election of Mr Wang Dongjin as                Management      For     For           None
     Director of the Company

7.H  To consider and approve the election of Mr Yu Baocai as Director          Management      For     For           None
     of the Company

7.I  To consider and approve the election of Mr Ran Xinquan as                 Management      For     For           None
     Director of the Company

7.J  To consider and approve the election of Mr Liu Hongru as                  Management      For     For           None
     independent Director of the Company

7.K  To consider and approve the election of Mr Franco Bernabe as              Management      For     For           None
     independent Director of the Company

7.L  To consider and approve the election of Mr Li Yongwu as                   Management      For     For           None
     independent Director of the Company

7.M  To consider and approve the election of Mr Cui Junhui as                  Management      For     For           None
     independent Director of the Company


Page 22


7.N  To consider and approve the election of Mr Chen Zhiwu as                  Management      For     For           None
     independent Director of the Company

8.A  To consider and approve the election of Mr Chen Ming as                   Management      For     For           None
     Supervisor of the Company

8.B  To consider and approve the election of Mr Guo Jinping as                 Management      For     For           None
     Supervisor of the Company

8.C  To consider and approve the election of Mr Wen Qingshan as                Management      For     For           None
     Supervisor of the Company

8.D  To consider and approve the election of Mr Sun Xianfeng as                Management      For     For           None
     Supervisor of the Company

8.E  To consider and approve the election of Mr Li Yuan as                     Management      For     For           None
     independent Supervisor of the Company

8.F  To consider and approve the election of Mr Wang Daocheng as               Management      For     For           None
     independent Supervisor of the Company

9    To consider and approve, by way of special resolution, to grant a         Management      For     For           None
     general mandate to the Board of Directors to separately or concurrently issue, allot and deal with additional domestic shares and overseas listed foreign shares in the Company not exceeding
     20% of each of its existing domestic shares and overseas listed foreign shares of the Company in issue

10   To consider and approve, by way of special resolution, to                 Management      For     For           None
     unconditionally grant a general mandate to determine and handle the issue of debt of financing instruments of the Company in the outstanding balance amount of up to RMB100 billion, upon such terms and conditions to be determined by the Board of Director

CMMT PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE                         Non-Voting                            None
     IN RECORD DATE. IF YOU HAVE ALREADY SENT IN YOUR
     VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
     UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
     INSTRUCTIONS. THANK YOU.

Account Number            Custodian                 Ballot Shares           Unavailable     Vote Date          Date Confirmed
                                                                            SHARES
611262629                 58P                       920000                  0               06-May-2011        11-May-2011



SWIRE PACIFIC LTD

SECURITY       Y83310113              MEETING TYPE  Annual General Meeting
TICKER SYMBOL  SWIRE                  MEETING DATE  19-May-2011
ISIN           HK0087000532           AGENDA        702923562 - Management

                                                                                                                     PREFERRED
                                                                                                       FOR/AGAINST   PROVIDER
ITEM PROPOSAL                                                                  TYPE            VOTE    MANAGEMENT    RECOMMENDATION

CMMT PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE                           Non-Voting                            None
     OF "ABSTAIN" WILL BE TREATED THE SAME AS A "TAKE NO
     ACTION" VOTE.

CMMT PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE                          Non-Voting                            None
     BY CLICKING ON THE URL LINK:
     http://www.hkexnews.hk/listedco/listconews/sehk/20110407/LTN2
     0110407494.pdf

1    To declare final dividends                                                Management      For     For           None

2.a  To re-elect M Cubbon as a Director                                        Management      For     For           None

2.b  To re-elect Baroness Dunn as a Director                                   Management      For     For           None

2.c  To re-elect T G Freshwater as a Director                                  Management      For     For           None

2.d  To re-elect C Lee as a Director                                           Management      For     For           None

2.e  To re-elect M Leung as a Director                                         Management      For     For           None

2.f  To re-elect M C C Sze as a Director                                       Management      For     For           None

2.g  To elect I S C Shiu as a Director                                         Management      For     For           None

3    To re-appoint PricewaterhouseCoopers as Auditors and to                   Management      For     For           None
     authorise the Directors to fix their remuneration

4    To grant a general mandate for share repurchase                           Management      For     For           None

5    To grant a general mandate to issue and dispose of additional             Management      For     For           None
     shares in the Company

6    To approve Directors' Fees                                                Management      For     For           None

Account Number            Custodian                 Ballot Shares           Unavailable     Vote Date          Date Confirmed
                                                                            SHARES
611262629                 58P                       640000                  0               05-May-2011        16-May-2011



CHINA MOBILE LTD

SECURITY       Y14965100              MEETING TYPE  Annual General Meeting
TICKER SYMBOL  CHL                    MEETING DATE  19-May-2011
ISIN           HK0941009539           AGENDA        702932484 - Management

                                                                                                                     PREFERRED
                                                                                                       FOR/AGAINST   PROVIDER
ITEM PROPOSAL                                                                  TYPE            VOTE    MANAGEMENT    RECOMMENDATION

CMMT  PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE                           Non-Voting                           None
      OF "ABSTAIN" WILL BE TREATED THE SAME AS A "TAKE NO
      ACTION" VOTE.

CMMT  PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE                          Non-Voting                           None
      BY CLICKING ON THE URL LINK:
      http://www.hkexnews.hk/listedco/listconews/sehk/20110408/LTN2
      0110408043.pdf

1     To receive and consider the audited financial statements and the          Management     For     For           None
      Reports of the Directors and Auditors for the year ended 31
      December 2010

2     To declare a final dividend for the year ended 31 December 2010           Management     For     For           None

3.i   To re-elect Xue Taohai as a Director                                      Management     For     For           None

3.ii  To re-elect Huang Wenlin as a Director                                    Management     For     For           None

3.iii To re-elect Xu Long as a Director; and                                    Management     For     For           None

3.iv  To re-elect Lo Ka Shui as a Director                                      Management     For     For           None

4     To re-appoint Messrs. KPMG as auditors and to authorise the               Management     For     For           None
      Directors to fix their remuneration

5     To give a general mandate to the Directors to repurchase shares           Management     For     For           None
      in the Company not exceeding 10% of the aggregate nominal
      amount of the existing issued share capital

6     To give a general mandate to the Directors to issue, allot and deal       Management     Against Against       None
      with additional shares in the Company not exceeding 20% of the aggregate nominal amount of the existing issued share capital

7     To extend the general mandate granted to the Directors to issue,          Management     For     For           None
      allot and deal with shares by the number of shares repurchased

Account Number            Custodian                 Ballot Shares           Unavailable     Vote Date          Date Confirmed
                                                                            SHARES
611262629                 58P                       216500                  0               06-May-2011        16-May-2011


Page 23


AIA GROUP LTD

SECURITY       Y002A1105              MEETING TYPE  Annual General Meeting
TICKER SYMBOL  AAGIY                  MEETING DATE  26-May-2011
ISIN           HK0000069689           AGENDA        702874466 - Management

                                                                                                                     PREFERRED
                                                                                                       FOR/AGAINST   PROVIDER
ITEM PROPOSAL                                                                  TYPE            VOTE    MANAGEMENT    RECOMMENDATION

CMMT PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE                           Non-Voting                            None
     OF "ABSTAIN" WILL BE TREATED THE SAME AS A "TAKE NO
     ACTION" VOTE.

CMMT PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE                          Non-Voting                            None
     BY CLICKING ON THE URL LINK:
     http://www.hkexnews.hk/listedco/listconews/sehk/20110325/LTN2
     0110325262.pdf

1    To receive and consider the audited consolidated financial                Management      For     For           None
     statements of the Company, the Report of the Directors and the
     Independent Auditors' Report for the year ended 30 November
     2010

2    To re-elect Mr. Edmund Sze Wing Tse as Non-executive Director             Management      For     For           None
     of the Company

3    To re-elect Mr. Mark Edward Tucker as Executive Director of the           Management      For     For           None
     Company

4    To re-appoint PricewaterhouseCoopers as auditors of the                   Management      For     For           None
     Company for the term from the passing of this resolution until the conclusion of the next annual general meeting and to authorise the board of directors of the Company (the "Board") to fix their remuneration

5.A  To grant a general mandate to the Directors to allot, issue, grant        Management      Against Against       None
     and deal with additional shares of the Company, not exceeding twenty per cent (20%) of the issued share capital of the Company at the date of this Resolution

5.B  To grant a general mandate to the Directors to repurchase shares          Management      For     For           None
     of the Company, not exceeding ten per cent (10%) of the issued share capital of the Company at the date of this Resolution

5.C  Conditional on the passing of Resolutions 5(A) and 5(B), to               Management      Against Against       None
     authorise the Directors to exercise the powers to allot, issue, grant and deal with additional shares of the Company under Resolution
     5(A) in respect of the aggregate nominal amount of the shares repurchased by the Company

5.D  To grant a general mandate to the Directors to allot, issue and           Management      For     For           None
     deal with additional shares of the Company under the restricted share unit scheme approved and adopted by the Company on 28
     September 2010

Account Number            Custodian                 Ballot Shares           Unavailable     Vote Date          Date Confirmed
                                                                            SHARES
611262629                 58P                       229600                  0               12-May-2011        23-May-2011



TAIWAN SEMICONDUCTOR MFG CO  LTD

SECURITY       Y84629107              MEETING TYPE  Annual General Meeting
TICKER SYMBOL  TSM                    MEETING DATE  09-Jun-2011
ISIN           TW0002330008           AGENDA        703051944 - Management

                                                                                                                     PREFERRED
                                                                                                       FOR/AGAINST   PROVIDER
ITEM PROPOSAL                                                                  TYPE            VOTE    MANAGEMENT    RECOMMENDATION

CMMT  PLEASE NOTE THAT IN CASES WHERE THE CLIENT                                Non-Voting                           None
      INSTRUCTS US TO VOTE AGAINST ANY PROPOSAL TO BE
      DISCUSSED AT A SHAREHOLDERS MEETING AND THE
      VOTING WITH RESPECT TO SUCH PROPOSAL IS DONE BY
      BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE BAL-
      LOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
      WITH THE CLIENTS INSTRUCTIONS. HOWEVER, IF THE
      VOTING AT THE SHAREHOLDERS MEETING IS DONE BY
      ACCLAMATION, WE/OUR DESIGNEE WILL NOT TAKE ANY
      ACTION IN RESPECT OF THE RELEVANT PROPOSAL.
      THANK YOU

A.1   The 2010 business operations                                              Non-Voting                           None

A.2   The 2010 audited reports                                                  Non-Voting                           None

B.1   The 2010 business reports and financial statements                        Management     For     For           None

B.2   The 2010 profit distribution. Proposed cash dividend: TWD 3 per           Management     For     For           None
      share

B.3   The revision to the procedures of monetary loans, endorsement             Management     For     For           None
      and guarantee

B.4   Resolution of the spin off TSMC's solar business and solid state          Management     For     For           None
      lighting business (become 100 pct owned subsidiaries by TSMC), according to the local regulations, if shareholder does not agree the resolution of the spin off, he/she can submit a dissension in written before shareholders' meeting. With company
      confirmation, their proposed resolution of spin off TSMC's solar business and solid state lighting business applies to above mentioned regulations

B.5.1 The election of independent director: Gregory C.Chow /                    Management     For     For           None
      Shareholder No.: 214553970

B.5.2 The election of independent director: Kok-Choo Chen /                     Management     For     For           None
      Shareholder No.: 9546

B.6   Extraordinary motions                                                     Management     Against Against       None

CMMT  PLEASE NOTE IF YOU WISH TO DISSENT PLEASE CONTACT                         Non-Voting                           None
      YOUR GLOBAL CUSTODIAN. THANK YOU.

CMMT  PLEASE NOTE THERE ARE TWO PARTS TO THIS MEETING                           Non-Voting                           None
      ANNUAL SHAREHOLDER MEETING AS WELL AS MERGER
      OR SPIN OFF. PLEASE CONTACT YOUR GLOBAL
      CUSTODIAN CLIENT IF YOU WISH TO PARTICIPATE IN THE
      SPIN OFF EVENT.

CMMT  PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT                        Non-Voting                           None
      OF ADDITIONAL COMMENT. IF YOU HAVE ALREADY SENT
      IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
      FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
      INSTRUCTIONS. THANK YOU.

Account Number            Custodian                 Ballot Shares           Unavailable     Vote Date          Date Confirmed
                                                                             SHARES
611262629                 58P                       643954                  0               27-May-2011        03-Jun-2011


Page 24


INFOSYS TECHNOLOGIES LTD

SECURITY       Y4082C133              MEETING TYPE  Annual General Meeting
TICKER SYMBOL  INFY                   MEETING DATE  11-Jun-2011
ISIN           INE009A01021           AGENDA        703081341 - Management

                                                                                                                     PREFERRED
                                                                                                       FOR/AGAINST   PROVIDER
ITEM PROPOSAL                                                                  TYPE            VOTE    MANAGEMENT    RECOMMENDATION

1    Adoption of accounts                                                      Management      For     For           None

2    Declaration of dividend                                                   Management      For     For           None

3    Re-appointment of Srinath Batni                                           Management      For     For           None

4    Re-appointment of Sridar A. Iyengar                                       Management      For     For           None

5    Re-appointment of Deepak M. Satwalekar                                    Management      For     For           None

6    Re-appointment of Dr. Omkar Goswami                                       Management      For     For           None

7    Retirement of K. Dinesh                                                   Management      For     For           None

8    Appointment of Auditors: B S R & Co., Chartered Accountants               Management      For     For           None
     (Firm registration number 101248W)

9    Appointment of R. Seshasayee as a Director, liable to retire by           Management      For     For           None
     rotation

10   Appointment of Ravi Venkatesan as a Director, liable to retire by         Management      For     For           None
     rotation

11   Appointment of S. Gopalakrishnan as Whole-time Director                   Management      For     For           None

12   Appointment of S. D. Shibulal as Chief Executive Officer and              Management      For     For           None
     Managing Director

13   Change in the name of the Company: From Infosys Technologies              Management      For     For           None
     Limited to Infosys Limited

Account Number            Custodian                 Ballot Shares           Unavailable     Vote Date          Date Confirmed
                                                                            SHARES
611262629                 58P                       13000                   0               31-May-2011        07-Jun-2011



TAIWAN MOBILE CO LTD

SECURITY       Y84153215              MEETING TYPE  Annual General Meeting
TICKER SYMBOL  TAMSCI                 MEETING DATE  15-Jun-2011
ISIN           TW0003045001           AGENDA        703090996 - Management

                                                                                                                     PREFERRED
                                                                                                       FOR/AGAINST   PROVIDER
ITEM PROPOSAL                                                                  TYPE            VOTE    MANAGEMENT    RECOMMENDATION

CMMT  PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING                         Non-Voting                            None
      ID 785013 DUE TO ADDITION OF RESOLUTIONS. ALL VOTES
      RECEIVED ON THE PREVIOUS MEETING WILL BE
      DISREGARDED AND YOU WILL NEED TO REINSTRUCT ON
      THIS MEETING NOTICE. THANK YOU

CMMT  PLEASE NOTE THAT IN CASES WHERE THE CLIENT                               Non-Voting                            None
      INSTRUCTS US TO VOTE AGAINST ANY PROPOSAL TO BE
      DISCUSSED AT A SHAREHOLDERS MEETING AND THE
      VOTING WITH RESPECT TO SUCH PROPOSAL IS DONE BY
      BALLOT, WE OR OUR DESIGNEE WILL FILL OUT THE
      BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
      WITH THE CLIENTS INSTRUCTIONS. HOWEVER, IF THE
      VOTING AT THE SHAREHOLDERS MEETING IS DONE BY
      ACCLAMATION, WE/OUR DESIGNEE WILL NOT TAKE ANY
      ACTION IN RESPECT OF THE RELEVANT PROPOSAL. THANK
      YOU

A.1   The 2010 business operations                                             Non-Voting                            None

A.2   The 2010 audited reports                                                 Non-Voting                            None

A.3   The code of conduct                                                      Non-Voting                            None

A.4   Ethical corporate management best practice principles for                Non-Voting                            None
      TWSE/GTSM-listed companies

A.5   Other presentations                                                      Non-Voting                            None

B.1   The 2010 business reports                                                Management      For     For           None

B.2   The 2010 profit Distribution: proposed cash dividend: TWD 4.16           Management      For     For           None
      per share

B.3   The proposal of capital reduction by cash return                         Management      For     For           None

B.4   The revision to the articles of incorporation                            Management      For     For           None

B.5.1 The election of the Director: Fu-Chi Venture Corp. (company ID:          Management      For     For           None
      86927654) Representative: Richard Tsai

B.5.2 The election of the Director: Fu-Chi Venture Corp. (company ID:          Management      For     For           None
      86927654) Representative: Daniel Tsai

B.5.3 The election of the Director: Fu-Chi Venture Corp. (company ID:          Management      For     For           None
      86927654) Representative: Victor Kung

B.5.4 The election of the Director: TCC Investment Co., Ltd. (company          Management      For     For           None
      ID: 24454017) Representative: Cliff Lai

B.5.5 The election of the Director: TCC Investment Co., Ltd.(company           Management      For     For           None
      ID: 24454017) Representative: Vivien Hsu

B.5.6 The election of the Independent Director: Jack J.T. Huang (ROC           Management      For     For           None
      ID# A100320106)

B.5.7 The election of the Independent Director: Tsung-Ming Chung               Management      For     For           None
      (ROC ID# J102535596)

B.5.8 The election of the Independent Director: Wen-Li Yeh (ROC ID#            Management      For     For           None
      A103942588)

B.5.9 The election of the Independent Director: J. Carl Hsu (ROC ID#           Management      For     For           None
      A130599888)

B.6   The proposal to release the prohibition on directors from                Management      For     For           None
      participation in competitive business

B.7   Other issues and extraordinary motions                                   Management      Against Against       None

Account Number            Custodian                 Ballot Shares           Unavailable     Vote Date          Date Confirmed
                                                                            SHARES
611262629                 58P                       569450                  0               01-Jun-2011        10-Jun-2011



HERO HONDA MOTORS LTD

SECURITY       Y3179Z146              MEETING TYPE  ExtraOrdinary General Meeting
TICKER SYMBOL  HH                     MEETING DATE  17-Jun-2011
ISIN           INE158A01026           AGENDA        703102462 - Management

                                                                                                                     PREFERRED
                                                                                                       FOR/AGAINST   PROVIDER
ITEM PROPOSAL                                                                  TYPE            VOTE    MANAGEMENT    RECOMMENDATION

1    Change of name of the company                                             Management      For     For           None

2    Amendment to articles of association                                      Management      For     For           None

Account Number            Custodian                 Ballot Shares           Unavailable     Vote Date          Date Confirmed
                                                                            SHARES
611262629                 58P                       29000                   0               07-Jun-2011        10-Jun-2011


Page 25


OIL CO LUKOIL

SECURITY       677862104              MEETING TYPE  Annual General Meeting
TICKER SYMBOL  STT                    MEETING DATE  23-Jun-2011
ISIN           US6778621044           AGENDA        703102171 - Management

                                                                                                                     PREFERRED
                                                                                                       FOR/AGAINST   PROVIDER
ITEM PROPOSAL                                                                  TYPE            VOTE    MANAGEMENT    RECOMMENDATION

1    To approve the Annual Report of OAO "LUKOIL" for 2010 and the             Management      For     For           None
     annual financial statements, including the income statements
     (profit and loss accounts) of the Company, and the distribution of profits: The net profit of OAO "LUKOIL" for distribution for 2010 was equal to 140,037,510,000 roubles. To distribute
     50,183,232,000 roubles to the payment of dividends for 2010. The rest of the net profit shall be left undistributed. To pay dividends for the 2010 financial year in the amount of 59 roubles per ordinary share. Payment of dividends to be made in cash from the account of OAO "LUKOIL", with the term of dividend payment not exceeding 60 days from the date the payment decision is taken. If the dividends transferred by OAO "LUKOIL" are returned due to incorrect banking details in the shareholder register of OAO
     "LUKOIL" or CONTD

CONT CONTD the death of a shareholder, repeat payment of dividends             Non-Voting                            None
     will be performed after information is provided to OAO Registrator
     NIKoil (hereinafter the "Registrar") on changes in payment and other details and the relevant amendments are made to the
     shareholder register of OAO "LUKOIL". If dividends sent by postal money order are returned, repeat payment will be made through wire transfer to the shareholder bank account after the latter provides the Registrar with information on its banking details and this information is entered into the shareholder register of OAO
     "LUKOIL". The costs on the transfer of dividends, regardless of the means, will be paid by OAO "LUKOIL"

CMMT PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO THIS                        Non-Voting                            None
     RESOLUTION REGARDING THE ELECTION OF DIRECTORS.
     STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR
     THIS MEETING. PLEASE NOTE THAT ONLY A VOTE "FOR"
     THE DIRECTOR WILL BE CUMULATED. PLEASE CONTACT
     YOUR CLIENT SERVICE REPRESENTATIVE IF YOU HAVE
     ANY QUESTIONS.

2.1  To elect a member of the Board of Directors of OAO "LUKOIL":              Management      Against Against       None
     ALEKPEROV, Vagit Yusufovich

2.2  To elect a member of the Board of Directors of OAO "LUKOIL":              Management      For     For           None
     BELIKOV, Igor Vyacheslavovich

2.3  To elect a member of the Board of Directors of OAO "LUKOIL":              Management      For     For           None
     BLAZHEEV, Victor Vladimirovich

2.4  To elect a member of the Board of Directors of OAO "LUKOIL":              Management      Against Against       None
     GRAYFER, Valery Isaakovich

2.5  To elect a member of the Board of Directors of OAO "LUKOIL":              Management      For     For           None
     GREF, Herman Oskarovich

2.6  To elect a member of the Board of Directors of OAO "LUKOIL":              Management      For     For           None
     IVANOV, Igor Sergeevich

2.7  To elect a member of the Board of Directors of OAO "LUKOIL":              Management      Against Against       None
     MAGANOV, Ravil Ulfatovich

2.8  To elect a member of the Board of Directors of OAO "LUKOIL":              Management      For     For           None
     MATZKE, Richard

2.9  To elect a member of the Board of Directors of OAO "LUKOIL":              Management      Against Against       None
     MIKHAILOV, Sergei Anatolievich

2.10 To elect a member of the Board of Directors of OAO "LUKOIL":              Management      For     For           None
     MOBIUS, Mark

2.11 To elect a member of the Board of Directors of OAO "LUKOIL":              Management      For     For           None
     MOSCATO, Guglielmo Antonio Claudio

2.12 To elect a member of the Board of Directors of OAO "LUKOIL":              Management      For     For           None
     SHOKHIN, Alexander Nikolaevich

3    To appoint Vagit Yusufovich ALEKPEROV President of OAO                    Management      For     For           None
     "LUKOIL"

4.1  To elect the Audit Commission candidate approved by the Board             Management      For     For           None
     of Directors of OAO "LUKOIL": KONDRATIEV, Pavel
     Gennadievich

4.2  To elect the Audit Commission candidate approved by the Board             Management      For     For           None
     of Directors of OAO "LUKOIL": NIKITENKO, Vladimir Nikolaevich

4.3  To elect the Audit Commission candidate approved by the Board             Management      For     For           None
     of Directors of OAO "LUKOIL": SHENDRIK, Mikhail Mikhailovich

5.1  To pay remuneration and reimburse expenses to members of the              Management      For     For           None
     Board of Directors of OAO "LUKOIL" according to Appendix No.1

5.2  To establish remuneration for newly elected members of the                Management      For     For           None
     Board of Directors of OAO "LUKOIL" according to Appendix No.2

6.1  To pay remuneration to each of the members of the Audit                   Management      For     For           None
     Commission of OAO "LUKOIL" in the amount established by
     decision of the Annual General Shareholders Meeting of OAO
     "LUKOIL" of 26 June 2008 (Minutes No. 1): 2,600,000 roubles

6.2  To establish remuneration for newly elected members of the Audit          Management      For     For           None
     Commission of OAO "LUKOIL" in the amount of 2,730,000 roubles

7    To approve the independent auditor of OAO "LUKOIL" Closed                 Management      For     For           None
     Joint Stock Company KPMG

8    To approve a new version of the Charter of Open Joint Stock               Management      For     For           None
     Company "Oil company "LUKOIL" pursuant to the appendix
     hereto

9    To approve amendments to the Regulations on the Procedure for             Management      For     For           None
     Preparing and Holding the General Shareholders Meeting of OAO
     "LUKOIL", pursuant to the appendix hereto

10   To approve an interested party transaction - Policy (contract) on         Management      For     For           None
     insuring the liability of directors, officers and corporations between
     OAO "LUKOIL" and OAO Kapital Strakhovanie, on the terms and conditions indicated in the appendix hereto

Account Number            Custodian                 Ballot Shares           Unavailable     Vote Date          Date Confirmed
                                                                            SHARES
611262629                 58P                       9000                    0               08-Jun-2011        09-Jun-2011


Page 26


ICICI BK LTD

SECURITY       Y38575109              MEETING TYPE  Annual General Meeting
TICKER SYMBOL  ICICI                  MEETING DATE  27-Jun-2011
ISIN           INE090A01013           AGENDA        703104973 - Management

                                                                                                                     PREFERRED
                                                                                                       FOR/AGAINST   PROVIDER
ITEM PROPOSAL                                                                  TYPE            VOTE    MANAGEMENT    RECOMMENDATION

1    To receive, consider and adopt the audited Profit and Loss                Management      For     For           None
     Account for the financial year ended March 31, 2011 and Balance
     Sheet as at that date together with the Reports of the Directors and the Auditors

2    To declare dividend on preference shares                                  Management      For     For           None

3    To declare dividend on equity shares                                      Management      For     For           None

4    To appoint a director in place of Mr. M.S. Ramachandran, who              Management      For     For           None
     retires by rotation and, being eligible, offers himself for re-
     appointment

5    To appoint a director in place of Mr. K. Ramkumar, who retires by         Management      For     For           None
     rotation and, being eligible, offers himself for re-appointment

6    Resolved that subject to the approval of the Reserve Bank of India        Management      For     For           None
     and pursuant to the provisions of Sections 224, 225 and other applicable provisions, if any, of the Companies Act, 1956 and the
     Banking Regulation Act, 1949, S. R. Batliboi & Co., Chartered
     Accountants (registration No. 301003E), be appointed as statutory auditors of the Company, to hold office from the conclusion of this
     Meeting until the conclusion of the next Annual General Meeting of the Company, on a remuneration (including terms of payment)
     to be fixed by the Board of Directors of the Company, based on the recommendation of the Audit Committee, plus service tax and such other tax(es), as may be applicable, and reimbursement of all out-of-pocket expenses in connection with the audit of the accounts of the Company for the year ending March 31, 2012

7    Resolved that pursuant to the provisions of Section 228 and other         Management      For     For           None
     applicable provisions, if any, of the Companies Act, 1956 and the
     Banking Regulation Act, 1949, the Board of Directors of the
     Company be and is hereby authorised to appoint branch auditors, as and when required, in consultation with the statutory auditors, to audit the accounts in respect of the Company's
     branches/offices in India and abroad and to fix their terms and conditions of appointment and remuneration, based on the
     recommendation of the Audit Committee, plus service tax and such other tax(es), as may be applicable, and reimbursement of all out-of-pocket expenses in connection with the audit of the accounts of the branches/offices in India and abroad for the year ending March 31, 2012

8    Resolved that Mr. V. Prem Watsa, a Director, who retires by               Management      For     For           None
     rotation at this Annual General Meeting and who has expressed his desire not to be re-appointed as a Director, be retired and not be re-appointed. Resolved further that the resulting vacancy not be filled up at this Meeting or any adjourned Meeting thereof

9    Resolved that subject to the applicable provisions of the                 Management      For     For           None
     Companies Act, 1956, the Banking Regulation Act, 1949 and the
     provisions of the Articles of Association of the Company, and
     subject to the approval of Reserve Bank of India, consent of the
     Members of the Company be and is hereby accorded for revision in the remuneration payable to Ms. Chanda Kochhar, Managing
     Director & CEO effective April 1, 2011 as follows: Ms. Chanda
     Kochhar shall be eligible to receive a Supplementary Allowance of
     INR 700,000 per month. Resolved further that other terms and conditions relating to remuneration of Ms. Chanda Kochhar shall remain unchanged

10   Resolved that subject to the applicable provisions of the                 Management      For     For           None
     Companies Act, 1956, the Banking Regulation Act, 1949 and the
     provisions of the Articles of Association of the Company, and
     subject to the approval of Reserve Bank of India, consent of the
     Members of the Company be and is hereby accorded for revision in the remuneration payable to Mr. N. S. Kannan, Executive
     Director & CFO effective April 1, 2011 as follows: Mr. N. S.
     Kannan shall be eligible to receive a Supplementary Allowance of
     INR 480,000 per month. Resolved further that other terms and conditions relating to remuneration of Mr. N. S. Kannan shall remain unchanged

11   Resolved that subject to the applicable provisions of the                 Management      For     For           None
     Companies Act, 1956, the Banking Regulation Act, 1949 and the
     provisions of the Articles of Association of the Company, and
     subject to the approval of Reserve Bank of India, consent of the
     Members of the Company be and is hereby accorded for revision in the remuneration payable to Mr. K. Ramkumar, Executive
     Director effective April 1, 2011 as follows: Mr. K. Ramkumar shall be eligible to receive a Supplementary Allowance of INR 480,000 per month. Resolved further that other terms and conditions relating to remuneration of Mr. K. Ramkumar shall remain
     unchanged

12   Resolved that subject to the applicable provisions of the                 Management      For     For           None
     Companies Act, 1956, the Banking Regulation Act, 1949 and the
     provisions of the Articles of Association of the Company, and
     subject to the approval of Reserve Bank of India, consent of the
     Members of the Company be and is hereby accorded for revision in the remuneration payable to Mr. Rajiv Sabharwal, Executive
     Director effective April 1, 2011 as follows: Mr. Rajiv Sabharwal shall be eligible to receive a Supplementary Allowance of INR
     465,000 per month. Resolved further that other terms and
     conditions relating to remuneration of Mr. Rajiv Sabharwal shall remain unchanged

Account Number            Custodian                 Ballot Shares           Unavailable     Vote Date          Date Confirmed
                                                                            SHARES
611262629                 58P                       20000                   0               14-Jun-2011        20-Jun-2011



ULTRAPAR PARTICIPACOES S A

SECURITY       P94396101              MEETING TYPE  Special General Meeting
TICKER SYMBOL  UGP                    MEETING DATE  28-Jun-2011
ISIN           BRUGPAACNPR5           AGENDA        703093613 - Management

                                                                                                                     PREFERRED
                                                                                                       FOR/AGAINST   PROVIDER
ITEM PROPOSAL                                                                  TYPE            VOTE    MANAGEMENT    RECOMMENDATION

CMMT         IMPORTANT MARKET PROCESSING REQUIREMENT: A                        Non-Voting                            None
             BENEFICIAL OWNER SIGNED POWER OF ATTORNEY (POA)
             IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
             VOTING INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
             POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED.
             IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
             CLIENT SERVICE REPRESENTATIVE

CMMT         PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS                       Non-Voting                            None
             CAN VOTE ON ALL ITEMS. THANK YOU.

CMMT         PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN                Non-Voting                            None
             THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY VOTES
             IN FAVOR AND/OR ABSTAIN OR AGAINST AND/OR ABSTAIN
             ARE ALLOWED. THANK YOU

1            Conversion of all of the preferred shares of the company into     Management      For     For           None
             common shares, in the proportion of one preferred share for one common share

2            Equivalency of rights assured to all of the shareholders in the   Management      For     For           None
             event of disposition of control of the company in accordance with the terms of the draft of the corporate bylaws proposed and of the Novo Mercado regulations, to that provided for in the controlling shareholders agreement of the company of
             March 22, 2000

ACCOUNT                                                                     UNAVAILABLE
NUMBER                    CUSTODIAN                 BALLOT SHARES           SHARES              VOTE DATE          DATE CONFIRMED
611262629                 58P                       84000                   0                   20-Jun-2011        21-Jun-2011


Page 27


THE SIAM COMMERCIAL BANK PUBLIC CO LTD

SECURITY       Y7905M113              MEETING TYPE  ExtraOrdinary General Meeting
TICKER SYMBOL  SCB                    MEETING DATE  30-Jun-2011
ISIN           TH0015010018           AGENDA        703103250 - Management

                                                                                                                     PREFERRED
                                                                                                       FOR/AGAINST   PROVIDER
ITEM PROPOSAL                                                                  TYPE            VOTE    MANAGEMENT    RECOMMENDATION

CMMT IN THE SITUATION WHERE THE CHAIRMAN OF THE                                Non-Voting                            None
     MEETING SUDDENLY CHANGE THE AGENDA AND/OR ADD
     NEW AGENDA DURING THE MEETING,WE WILL VOTE THAT
     AGENDA AS ABSTAIN.

1    To consider and adopt the minutes of the extraordinary general            Management      For     For           None
     shareholders meeting no. 1/2011, held on 16 March 2011

2    To consider and adopt the minutes of the annual general                   Management      For     For           None
     shareholders meeting no. 188, held on 5 April 2011

3    To consider and approve the acquisition of the business of the            Management      For     For           None
     Siam Industrial Credit Public Company Limited (SICCO) by
     making a tender offer for the delisting of SICCO securities from the set

     Comments-SCB currently holds 38.65% of SICCO. To be in compliance with the Bank of Thailand's Once Presence Policy, SCB has attempted for many years to divest its stake but to no success. Therefore at this time SCB has decided to make a tender offer for the remaining stake in SICCO and if successful will delist SICCO from the SET. The SEC has provided 4 methodologies in pricing tender offers. SCB's offer price of Tb6.89 is equivalent to SICCO's book value as of 31-Mar-11 (13x historical FY10 P/E) and complies with/represents the upper range of this guideline. Based on this price SCB's acquisition cost for the remaining stake will amount to approximately Tb2.5bn which is equivalent to only 0.16% of SCB's total assets as of end fiscal year
     2010. SICCO's total assets amount to Tb15bn with a FY10 profit of Tb316mn or Tb0.52/share.

4    To consider and approve making a tender offer for all securities of       Management      For     For           None
     SICCO Securities Public Company Limited (SSEC) from other
     shareholders of SSEC after the bank has purchased shares in
     SICCO pursuant to the tender offer for all securities of SICCO until the bank's shareholding percentage in SICCO increases up to
     50pct or more of the total votes in SICCO

     Comments-In the event that SCB is successful in acquiring 50% or more of SICCO via tender offer described above, SCB will have a duty to make a tender offer to purchase all securities of SSEC under the chain principle rule. SICCO currently holds 70.06% of SSEC. Current market cap of SSEC is Tb800mn.

5    To consider and approve authorizing the executive committee, or           Management      For     For           None
     the chairman of the executive committee, or the president, or the person(s) whom the executive committee may assign, to have power and authority to determine conditions and other details relating to and/or in connection with the tender offers for all
     SICCO securities and SSEC securities to be carried out by the bank

     Comments-This is procedural to accommodate the above agenda items.

ACCOUNT                                                                     UNAVAILABLE
NUMBER                    CUSTODIAN                 BALLOT SHARES           SHARES              VOTE DATE          DATE CONFIRMED
611262629                 58P                       160600                  0                   16-Jun-2011        27-Jun-2011

                                  SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)               FIRST TRUST/ABERDEEN EMERGING
                           OPPORTUNITY FUND
                           ---------------------------------------


By (Signature and Title)*  /s/ James A. Bowen
                           -----------------------------------
                           James A. Bowen, President


Date                       August 31, 2011
                           -------------------------

* Print the name and title of each signing officer under his or her signature.